As filed with the Securities and Exchange Commission on September 6, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21079

Hatteras Alternative Mutual Funds Trust (Formerly AIP Alternative Strategies Funds)
(Exact name of registrant as specified in charter)

8540 Colonnade Center Drive, Suite 401, Raleigh, NC 27615
(Address of principal executive offices) (Zip code)

Mr. David B. Perkins, 8540 Colonnade Center Drive, Suite 401, Raleigh, NC 27615

(Name and address of agent for service)

1-877-569-2382
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2013

Date of reporting period:  June 30, 2013

Item 1. Reports to Stockholders.

Semi-Annual Report JUNE 30, 2013

Hatteras Alpha Hedged Strategies Fund

Hatteras Long/Short Equity Fund

Hatteras Long/Short Debt Fund

Hatteras Managed Futures Strategies Fund

Hatteras Hedged Strategies Fund

A Letter From The President

Robert L. Worthington, CFA

On behalf of Hatteras Funds, I would once again like to thank you, our investors, for the confidence you place in us to help manage your investment dollars. We take our fiduciary responsibilities seriously and will continue to put forth our best efforts to meet the investment objectives outlined to you and your Financial Advisors.

Over the past five years, equity market conditions have vacillated from despair, as global financial markets edged towards collapse, to a mostly solid rebound with relatively low volatility. U.S. equity markets have been the strongest developed market, while still posting historically low growth rates. Recent strong gains have left us wondering how much further potential upside can be found in these markets. Europe has been in recession over the past 18 months, although recently has shown signs of positive economic growth. Yet that economic growth is still paltry compared to that of the U.S. and historical standards. In addition, we believe the euro currency presents issues as a common currency shared by a widely disparate group of countries with vastly different histories, populations and economies, all of which makes it very complex to manage.

Fixed income returns have been nothing short of stellar over the last five years as interest rates continued to decline during and after the financial crisis. However, the investor community is currently debating the prospects for high-grade, fixed income returns in anticipation of the U.S. Federal Reserve “tapering” off its bond purchases. Recent interest-rate rises have been small, yet have caused investors to seek alternative strategies. Further rate increases could impact other major asset classes.

Given the above challenges, it is important for investors to consider strategies that manage risk and beta to complement their long-only exposure. We are confident in the combined expertise of our portfolio management team, as well as the skill and knowledge of our underlying managers and remain committed to taking advantage of volatility while carefully managing global risks. We believe the Hatteras Alternative Mutual Funds provide high quality alternative investment solutions offering exposure to multiple hedge fund managers and multiple hedge fund strategies with daily liquidity. Ensuring that our portfolio and risk management efforts exceed your expectations is a commitment that never wavers.

We remain committed to delivering the risk-adjusted returns outlined in our investment objectives. We thank you for your continued confidence and support.

Robert L. Worthington, CFA
President

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Portfolio  Management’s  Discussion  of Fund Performance

Capital Markets Review
Despite a strong start to the new year, including compiling a seven-month winning streak dating back to last year and reaching record highs, domestic equity market performance faltered and took a back seat to dramatically shifting bond markets during the middle of the second quarter. First quarter's friendly markets changed dramatically when the Fed released the April/May meeting minutes on May 22, with Chairman Bernanke’s remarks indicating a possible “tapering” of the Fed’s monthly $85 billion in bond purchases. Market participants’ surprise led to broad-based selling across fixed income and equity asset classes, as well as increased market volatility. U.S. Treasury securities sold off across the yield curve, significantly driving down prices; the yield on the highly followed 10-year U.S. Treasury bond jumped from a low of 1.7% early in the second quarter to a 12-month high of 2.6% on June 25.

High yield spreads reached a five-year low of 402 basis points on May 10 and then widened 100 basis points by the end of the quarter, leading to losses in credit-sensitive fixed income securities. Driven by concerns surrounding a decrease in global bond market liquidity as a result of the Fed’s potential “tapering,” non-U.S. fixed income securities similarly posted losses for the quarter, with emerging market debt losing the most ground. Accordingly, second-quarter global high yield new-issue volume decreased 19% compared to first quarter activity. This decrease was led by the slow-down in U.S. activity as European high yield new-issue activity continued to grow, resulting in an increase of more than 205% for 2013 versus the first half of 2012.

Leveraged loans performed reasonably well; the S&P/LSTA U.S. Leveraged Loan 100 Index increased 1.9% for the first half. The broad U.S. investment grade benchmark, the Barclays Capital U.S. Aggregate Bond Index, dropped -2.3% and -2.4% for the quarter and the first half, respectively. Emerging markets lost the most ground, with the JP Morgan Emerging Markets Bond Plus Index posting decreases of -6.3% for the second quarter and -9.4% for the first half of 2013.

In global equity markets, the second quarter's selloff may have been one of the most obvious indictments of the recent equity markets’ tendency to value monetary policies over corporate fundamentals. The Fed’s future actions have been repeatedly presented as depending on an improving U.S. economy, and overall results for the broad domestic equity markets for the second quarter appear to support this view. However, during the quarter, volatility rose in sympathy with fixed income markets, and performance of broad domestic equity markets declined towards the end of the quarter.

With the Fed’s support and even with modest growth, the U.S. continues to expand at a greater rate than most global developed and emerging economies. Economic data from Europe continues to show improvement, but the Cyprus bailout, Italian elections and the ongoing discussion regarding the European banking union point to the

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challenges still to come. Emerging markets continue to be challenged by slower growth, political protests, the strengthening U.S. dollar and falling commodity prices, to name a few factors.

Hedge Fund Review
After solid returns in the first quarter, the hedge fund industry was essentially flat for the second quarter. After seven consecutive months of gains, market volatility across asset classes, due in part to a potential decrease in Fed stimulus activities, led most hedge fund indexes downward towards the end of the quarter. Some strategies were able to hold on to gains that had been produced earlier in the year.

The HFRI Fund of Funds Composite Index was up 3.4% during the first quarter and remained at approximately that level for the first half of 2013. Event driven strategies were the top performing category for both first and second quarters, led by special situations and distressed/restructuring-related sub-strategies. Event driven strategies continued to perform relatively well during the second quarter, due to the accommodative environment for corporate transactions, including high cash levels on corporate balance sheets, low borrowing rates and increased shareholder activism. Fixed income credit and yield alternative strategies protected capital and produced gains for the second quarter through relative value trading and support from portfolio hedges, as risk-free rates and credit spreads increased and global new issuance activity decreased subsequent to the release of the Fed’s minutes in May. Systematic global macro strategies produced notable declines for the quarter due to trend reversals, increasing levels of equity volatility and volatility in credit spreads, although the HFRX Relative Value Fixed Income – Corporate Index ended the first half up 1.57%.

Hatteras Alpha Hedged Strategies Fund
The Hatteras Alpha Hedged Strategies Fund (“Alpha,” ALPIX) produced a return of 3.8% for the first half of 2013, outperforming its benchmark, the HFRI Fund of Funds Composite Index, which returned 3.3% for the first half of the year. The best contributor was the Event Driven Strategy, which saw activist strategies and corporate releveraging making solid contributions to performance during the first quarter, due to increasing equity prices, low financing rates, high levels of cash on corporate balance sheets, and low equity-market volatility. The theme continued in the second quarter, with the same factors providing opportunities for activist strategies, merger arbitrage and corporate releveraging.

In descending order of absolute returns, Event Driven, Long/Short  Equity, Managed Futures and Relative Value – Long/Short Debt strategies contributed to performance, while the Market Neutral strategy detracted from performance for the first half of the year.

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On a relative basis, the Event Driven, Managed Futures, Relative Value – Long/Short Debt and Long/Short Equity Strategies outperformed their respective benchmarks, and the Market Neutral strategy underperformed its benchmark.

The Fund ended the year-to-date positioned approximately 62% gross long and 24% gross short, resulting in gross market exposure of 86% and net long market exposure of 38% on a cash basis.

Hatteras Long/Short Equity Fund
Hatteras Long/Short Equity Fund (HLSIX) posted a gain of 5.3% for the first half of 2013, while the HFRX Equity Hedge Index increased 4.6%. The gain for the first half was almost completely due to gains during the first quarter, 5.5%.

The first quarter benefitted from net long exposures to Health Care, Consumer Staples, Financials and other higher beta cyclical sectors, and small and mid-cap equities, while net long exposures in real-estate-related securities, short exposures in Information Technology and Industrials sectors and portfolio hedges were the primary detractors from first quarter performance.

During the second quarter, gains from positive results and news from idiosyncratic equity positions, along with marginally increasing broad market exposures early in the second quarter, were able to offset losses from net long exposures as equity market volatility increased during the quarter. Idiosyncratic short positions and portfolio hedges weighed on performance early in the second quarter, but contributed positively to performance as the second quarter progressed.

The Fund is cautiously positioned going into the third quarter. The slight increase in market volatility levels with expected increases in dispersion are expected to provide reasonable entry and exit opportunities for fundamental strategies. However, global economic weakness and slow growth are expected to continue and macro/political risks remain, even in the U.S.; managers believe that selecting securities and managing market exposure will be the key to success going forward. The strategy ended the second quarter positioned approximately 70% gross long and 43% gross short, resulting in gross market exposure of 113% and net long market exposure of 27% on a cash basis.

Hatteras Long/Short Debt Fund
Hatteras Long/Short Debt Fund (HFINX) returned 1.7% for the first half of 2013, versus an increase of 1.6% for the first half for the HFRX Relative Value Fixed Income – Corporate Index and a decline of -2.4% for the Barclays Capital U.S. Aggregate Bond Index.

At the beginning of the year, bank loans continued the theme from the fourth quarter of 2012 and were valued attractively relative to high yield securities; they were the top contributor to performance for the first quarter. High yield, commercial

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mortgage-backed securities and government-sponsored agency residential mortgage-backed securities positions contributed to first- and second-quarter performance. Idiosyncratic, short corporate credit positions, exposures to Latin American debt and portfolio hedges detracted from first-quarter performance. Idiosyncratic long and short corporate credit positions, exposures to European debt and portfolio hedges detracted from second-quarter performance.

The Fund remains cautious due to a higher probability that increased volatility within credit markets may return and long-only high yield offers limited opportunities within a trading range. We continue to search for opportunities in low duration, hedged strategies that are diversified across various segments of the debt markets. Accordingly, the Fund ended the second quarter positioned with approximately of 83% in gross market exposure and 66% in net long market exposure, on a cash basis.

Hatteras Managed Futures Strategies Fund
Hatteras Managed Futures Strategies Fund (HMFIX) returned 2.3% for the first half of 2013, versus decreases of -2.6% for the HFRX Macro: Systematic Diversified CTA Index.

During the first quarter, gains in currencies and long-term interest rates were offset by losses in commodities, short-term interest rates and global equities, while net gains were widespread across all markets traded over the course of the second quarter.

Trades involving the yen were the top contributor to first quarter performance, while European and Asian stock indexes detracted from performance, giving back some of the gains from fourth quarter 2012. Long-term interest rates contributed the largest gains for the second quarter, with significant wins from trades involving U.S. Treasuries and Japanese yen. In the second quarter, commodities trading included notable gains from gold, copper and energy markets; currencies added significant value from yen trades. Equity market gains from Asia, Australia and Italy more than offset losses from Germany and Spain, and short-term interest rates gained ground from trades involving eurodollars.

Fixed income and shorter-term trading strategies were the top trading strategies in the second quarter. We continue to focus on short- and intermediate-term trading strategies. In the aggregate and in terms of asset classes, the strategy ended the half year positioned in approximately 40% equities, 24% bonds, 21% commodities, 12% currencies and 3% rates.

Hatteras Hedged Strategies Fund
Hatteras Hedged Strategies Fund (HHSIX) produced a return of 3.3% for the first half of 2013. Event Driven, Long/Short  Equity, Managed Futures and Relative Value – Long/Short  Debt strategies contributed positively to performance, while the Market Neutral strategy detracted from performance for the first half of the year.

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On a relative basis, Event Driven, Relative Value – Long/Short Debt and Long/Short Equity outperformed their respective benchmarks, and the Market Neutral strategy underperformed its benchmark. The strategy ended the second quarter positioned approximately 70% gross long and 27% gross short, resulting in gross market exposure of 98% and net long market exposure of 43% on a cash basis.

Fund Outlook
It has finally happened. We have taken the first steps toward markets without the training wheels supplied by the Fed. The training wheels were not even actually removed, merely discussed. It did not matter. The markets overreacted, leading to increased interest rates and volatility, sparking widespread sales across asset classes and driving down equity and bond prices. After the dust cleared, cooler minds prevailed and it became obvious to us that this is a good thing. Yes, the markets needed reassurance from the Fed that the training wheels were still going to be there for now and if needed in the future. But the transition from a government-supported economy to a market-driven economy is actually just a return to normality. The rise in rates was dramatic on a percentage basis but not on a nominal/historic basis. The rise in equity market volatility was also high on a percentage basis, but not on an absolute/historic basis, and barely touched the normal range, as normal was defined prior to the financial crisis of 2008.

The implication is that we can expect risk to return to the financial markets. We believe fundamentals will begin to matter again and interest rates will not stay at or near zero forever. Intelligent risk-taking should begin to mean something, and hedging should be recognized as prudent. Protecting the downside could once again lead to larger terminal wealth and the amount of risk in a portfolio should again be an individual investor's decision.

We do not know when this return to normality will occur. We do know, however, that it is within sight if economic conditions continue to improve. We also know that the improvement has been gradual, and reasonable increases in interest rates and market volatility are conducive to maintaining the path of improvement in the long run. The U.S. is once again leading the way in this improvement, relative to most of the rest of the world. Outside of that, not much else has changed since the beginning of this year in the economic backdrop and the associated implications for asset allocation decisions.

Accordingly, we do not see much, if any, change to the general path we started on this year. We believe uncertainties remain, and it is appropriate to maintain reasonably hedged and prudent exposures to various capital market opportunities. Within the Long/Short Debt strategy, we are allocating to managers who emphasize security selection and relative value trading, and seek to produce positive returns while mitigating downside risk. Interest rates at historic lows, along with the recent uptick in volatility, have emphasized the importance of hedging.

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We continue to see opportunities in bank loans and are expanding our exposure to developed Europe. The opportunity set for Long/Short  Equity managers is mixed, with revenue and earnings growth expected to slow in most sectors, but valuations continue to be reasonably attractive relative to historic ranges.

In closing, we remain committed to delivering the risk-adjusted returns outlined in our investment objectives. We take our fiduciary responsibilities seriously and will continue to put forth our best efforts to meet the investment objectives outlined to you and your financial advisors. We sincerely appreciate the confidence you continue to place in the Hatteras Alternative Mutual Funds.

Thank you again, and if you have any questions please do not hesitate to contact us.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Funds may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting hatterasfunds.com.

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hatteras alternative mutual funds trust

Hatteras  Alpha Hedged  Strategies  Fund

Growth of $10,000 — June 30, 2013 (Unaudited)

				Since
As of 6/30/2013	1Y	5Y1	10Y1	Inception1
Hatteras Alpha Hedged Strategies Fund
(No Load)	3.80%	-1.53%	2.57%	2.34%2
Hatteras Alpha Hedged Strategies Fund
(Class A w/o sales charge)	3.90%	N/A	N/A	0.51%3
Hatteras Alpha Hedged Strategies Fund
(Class A w/ sales charge)	-1.00%	N/A	N/A	-1.73%3
Hatteras Alpha Hedged Strategies Fund
(Class C)	3.12%	-2.31%	N/A	-0.87%4
Hatteras Alpha Hedged Strategies Fund
(Class I)	5.00%	N/A	N/A	4.64%5
HFRI FOF: Composite Index	7.18%	-0.63%	3.44%	3.81%6
1.	Average annual total return.
2.	No Load inception date: 9/23/2002.
3.	Class A inception date: 5/2/2011.
4.	Class C inception date: 8/1/2006.
5.	Class I inception date: 9/30/2011.
6.	HFRI FoF Index for the period beginning 9/30/2002. Data is only available for monthly periods.

	No Load	Class A	Class C	Class I
Total Fund Operating Expenses7	4.84%	4.84%	5.59%	3.84%
Net Fund Operating Expenses7,8	3.99%	3.99%	4.74%	2.99%
7.	The expense ratios are taken from the Fund’s most recent prospectus dated April 30, 2013.
8.
Excluding dividends on short positions and interest on borrowing; other fund operating expenses are contractually capped at 3.99% for No Load and Class A, 4.74% for Class C and 2.99% for Class I through April 30, 2014.

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Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Funds may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting hatterasfunds.com. Class C returns do not reflect a 1.00% contingent sales charge which would be applied to shares sold within the first year of purchase and if reflected, would reduce the performance quoted.

The chart assumes an initial investment of $10,000 made on September 23, 2002 (commencement of operations). Returns shown include the reinvestment of all dividends and other distributions.

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hatteras alternative mutual funds trust

Hatteras  Alpha Hedged  Strategies  Fund

*Allocation of Portfolio Assets — June 30, 2013 (Unaudited)

*  Percentages are stated as a percentage of total investments.

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hatteras alternative mutual funds trust

Hatteras Long/Short Equity Fund

Growth of $10,000 — June 30, 2013 (Unaudited)

		Since
As of 6/30/2013	1 Yr	Inception1
Hatteras Long/Short Equity Fund (Class A w/o sales charge)	4.11%	2.12%2
Hatteras Long/Short Equity Fund (Class A w/ sales charge)	-0.82%	-0.16%2
Hatteras Long/Short Equity Fund (Class I)	4.59%	2.57%2
HFRX Equity Hedge Index	8.34%	-3.78%3
1.	Average annual total return.
2.	Inception date: 5/2/2011.
3.	HFRX Equity Hedge Index for the period beginning 5/2/2011.

	Class A	Class I
Total Fund Operating Expenses4	3.99%	3.49%
Net Fund Operating Expenses4,5	2.99%	2.49%
4.	The expense ratios are taken from the Fund’s most recent prospectus dated April 30, 2013.
5.	Excluding dividends on short positions and interest on borrowing; other fund operating expenses are contractually capped at 2.99% for Class A and 2.49% for Class I through April 30, 2014.

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Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Funds may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting hatterasfunds.com.

The chart assumes an initial investment of $10,000 made on May 2, 2011 (commencement of operations). Returns shown include the reinvestment of all dividends and other distributions.

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hatteras alternative mutual funds trust

Hatteras Long/Short Equity Fund

*Allocation of Portfolio Assets — June 30, 2013 (Unaudited)

*   Percentages are stated as a percentage of total investments.

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hatteras alternative mutual funds trust

Hatteras Long/Short Debt Fund

Growth of $10,000 — June 30, 2013 (Unaudited)

			Since
As of 6/30/2013		1 Yr	Inception1
Hatteras Long/Short Debt Fund (Class A w/o sales charge)		3.78%	1.31%2
Hatteras Long/Short Debt Fund (Class A w/ sales charge)		-1.11%	-0.96%2
Hatteras Long/Short Debt Fund (Class I)		4.28%	1.77%2
HFRX RV: FI - Corporate Index		6.63%	3.86%3
1.	Average annual total return.
2.	Inception date: 5/2/2011.
3.	HFRX RV: FI - Corporate Index for the period beginning 4/30/2011. Data is only available for monthly periods.

		Class A	Class I
Total Fund Operating Expenses4		3.54%	3.04%
Net Fund Operating Expenses4,5		2.99%	2.49%
4.	The expense ratios are taken from the Fund’s most recent prospectus dated April 30, 2013.
5.	Excluding dividends on short positions and interest on borrowing; other fund operating expenses are contractually capped at 2.99% for Class A and 2.49% for Class I through April 30, 2014.

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Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Funds may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting hatterasfunds.com.

The chart assumes an initial investment of $10,000 made on May 2, 2011 (commencement of operations). Returns shown include the reinvestment of all dividends and other distributions.

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hatteras alternative mutual funds trust

Hatteras Long/Short Debt Fund

*Allocation of Portfolio Assets — June 30, 2013 (Unaudited)

*   Percentages are stated as a percentage of total investments.

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hatteras alternative mutual funds trust

Hatteras Managed Futures Strategies Fund

Growth of $10,000 — June 30, 2013 (Unaudited)

Since
As of 6/30/2013			Inception
Hatteras Managed Futures Strategies Fund (Class A w/o sales charge)			0.60%1
Hatteras Managed Futures Strategies Fund (Class A w/ sales charge)			-4.19%1
Hatteras Managed Futures Strategies Fund (Class I)			1.00%1
HFRX Macro: Systematic Diversified CTA Index			-4.60%2
1.	Inception Date 9/27/2012.
2.	HFRX Macro: Systematic Diversified CTA Index for the period beginning 9/27/2012.

		Class A	Class I
Total Fund Operating Expenses3		3.05%	2.55%
Net Fund Operating Expenses3,4		2.99%	2.49%
3.	The expense ratio is taken from the Fund’s most recent prospectus dated April 30, 2013.
4.	Excluding dividends on short positions and interest on borrowing; other fund operating expenses are contractually capped at 2.99% for Class A and 2.49% for Class I through April 30, 2014.

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hatteras alternative mutual funds trust

Hatteras Managed Futures Strategies Fund

*Allocation of Portfolio Assets — June 30, 2013 (Unaudited)

*   Percentages are stated as a percentage of total investments.

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hatteras alternative mutual funds trust

Hatteras Hedged Strategies Fund

Growth of $10,000 — June 30, 2013 (Unaudited)

			Since
As of 6/30/2013		1 Yr	Inception1
Hatteras Hedged Strategies Fund		5.01%	2.24%2
HFRI FOF Composite Index		7.18%	-0.04%3
1.	Average annual total return.
2.	Inception date: 5/2/2011.
3.	HFRI FoF Index for the period beginning 4/30/2011. Data is only available for monthly periods.

Total Fund Operating Expenses4			3.18%
Net Fund Operating Expenses4,5			2.25%
4.	The expense ratio is taken from the Fund’s most recent prospectus dated April 30, 2013.
5.	Excluding dividends on short positions and interest on borrowing; other fund operating expenses are contractually capped at 2.25% through April 30, 2014.

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Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting hatterasfunds.com.

The chart assumes an initial investment of $10,000 made on May 2, 2011 (commencement of operations). Returns shown include the reinvestment of all dividends and other distributions.

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hatteras alternative mutual funds trust

Hatteras Hedged Strategies Fund

*Allocation of Portfolio Assets — June 30, 2013 (Unaudited)

*   Percentages are stated as a percentage of total investments.

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Definitions

S&P 500 TR Index: An index of 500 stocks chosen for market size, liquidity, and industry grouping, among other factors. The S&P 500 is designed to be a leading indicator of U.S. equities and is meant to reflect the risk/return characteristics of the large cap universe.

Barclays Capital U.S. Aggregate Bond Index is an unmanaged, un-investible index that represents securities that are SEC-registered, taxable, and dollar denominated. It covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indexes that are calculated and reported on a regular basis.

HFRX Equity Hedge Index is an unmanaged, un-investible index. Data is sourced from Hedge Funds Research, Inc. Equity Hedge strategies maintain positions both long and short in primarily equity and equity derivative securities. A wide variety of investment processes can be employed to arrive at an investment decision, including both quantitative and fundamental techniques; strategies can be broadly diversified or narrowly focused on specific sectors and can range broadly in terms of levels of net exposure, leverage employed, holding period, concentrations of market capitalization and valuation ranges of typical portfolios. Equity Hedge managers would typically maintain at least 50%, and may in some cases be substantially entirely invested in equities, both long and short.

HFRI Fund of Funds Composite Index: is an equal-weighted index of over 650 constituent hedge fund of funds that invest over a broad range of strategies.

HFRX Macro: Systematic Diversified CTA Index is an unmanaged, un-investible index comprised of strategies that have investment processes typically as function of mathematical, algorithmic and technical models, with little or no influence of individuals over the portfolio positioning. Strategies which employ an investment process designed to identify opportunities in markets exhibiting trending or momentum characteristics across individual instruments or asset classes.

HFRX RV Fixed Income — Corporate Index represents strategies in which the investment thesis is predicated on realization of a spread between related instruments in which one or multiple components of the spread is a corporate fixed income instrument. Strategies employ an investment process designed to isolate attractive opportunities between a variety of fixed income instruments, typically realizing an attractive spread between multiple corporate bonds or between a corporate and risk free government bond.

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JP Morgan Emerging Market Bond Index Plus tracks returns for actively traded external debt instruments in emerging market, and is also J.P. Morgan’s most liquid U.S-dollar emerging markets debt benchmark. The index segments further the universe of emerging markets as defined by the broader EMBI Global and EMBI Global Diversified, by placing a strict liquidity requirement rule for inclusion. Included in the EMBI+ are US-dollar denominated Brady bonds, Eurobonds, and traded loans issued by sovereign entities.

S&P/LSTA U.S. Leveraged Loan 100 Index reflects a partnership between Standard & Poor’s and the Loan Syndications and Trading Association; the index tracks returns in the leveraged loan market, capturing a broad cross-section of the U.S. leveraged loan market including dollar-denominated, U.S.-syndicated loans to overseas issuers.

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Safe Harbor and Forward-Looking Statements Disclosure

The opinions expressed in this report are subject to change without notice. This material has been prepared or is distributed solely for informational purposes and is not a solicitation or an offer to buy any security or instrument or to participate in any trading strategy. The opinions discussed in the letter are solely those of the Investment Manager and may contain certain forward-looking statements about the factors that may affect the performance of the Hatteras Funds in the future. These statements are based on the Investment Manager’s predictions and expectations concerning certain future events and their expected impact on the Hatteras Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed. It is intended solely for the use of the person to whom it is given and may not be reproduced or distributed to any other person. This should be read in conjunction with or preceded by a current prospectus. The information and statistics in this report are from sources believed to be reliable, but are not warranted by Hatteras to be accurate or complete.

Important Disclosures and Key Risk Factors

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The summary prospectus and prospectus contain this and other important information about the investment company, and may be obtained by calling 877.569.2382 or visiting www.hatterasfunds.com. Read it carefully before investing.

Certain hedging techniques and leverage employed in the management of the Fund may accelerate the velocity of possible losses. Short selling involves the risk of potentially unlimited increase in the market value of the security sold short, which could result in potentially unlimited loss for the Fund. Derivatives involve investment exposure that may exceed the original cost and a small investment in derivatives could have a large potential impact on the performance of the Fund. Options held in the Fund may be illiquid and the fund manager may have difficulty closing out a position. Exposure to the commodities markets through investment in managed futures programs may subject the Fund to greater volatility than investment in traditional securities. Fixed Income instruments are exposed to credit and interest rate risks. Investing in lower-rated (“high-yield”) debt securities involves special risks in addition to the risks associated with investments in higher-rated debt securities, including a high degree of credit risk and liquidity risk. The Fund may also invest in:

●	smaller capitalized companies — subject to more abrupt or erratic market movements than larger, more established companies;

●	foreign securities, which involve currency risk, different accounting standards and are subject to political instability;

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●	securities limited to resale to qualified institutional investors, which can affect their degree of liquidity;

●
shares of other investment companies (affiliated) that invest in securities and styles similar to the Fund, resulting in a generally higher investment cost than from investing directly in the underlying shares of these funds.

●	shares of other non-affiliated investment companies primarily including ETFs.

The Fund intends to utilize these individual securities and hedging techniques in matched combinations that are designed to neutralize or offset the individual risks of employing these techniques separately. Some of these matched strategies include merger arbitrage, long/short equity, convertible bond arbitrage and fixed-income arbitrage. There is no assurance that these strategies will protect against losses. The Fund is non-diversified and therefore may invest in the securities of fewer issuers than diversified funds at any one time; as a result, the gains and losses of a single security may have a greater impact on the Fund’s share price.

Because the Fund is a fund-of-funds, your cost of investing in the Fund will generally be higher than the cost of investing directly in the shares of the mutual funds in which it invests. By investing in the Fund, you will indirectly bear your share of any fees and expenses charged by the underlying funds, in addition to indirectly bearing the principal risks of the funds. Please refer to the summary prospectus or prospectus for more information about the Fund, including risks, fees and expenses.

Mutual fund investing involves risk; loss of principal is possible. Please consult an investment professional for advice regarding your particular circumstances. An investment in the Fund may not be suitable for all investors.

The Funds are distributed by Hatteras Capital Distributors, LLC, an affiliate of Hatteras Alternative Mutual Funds by virtue of common control or ownership.

twenty-five

Hatteras Funds

Hatteras Alpha Hedged Strategies Fund
Hatteras Long/Short Equity Fund
Hatteras Long/Short Debt Fund
Hatteras Hedged Strategies Fund
Hatteras Managed Futures Strategies Fund

Financial Statements

For the period ended June 30, 2013

Hatteras Funds

For the period ended June 30, 2013

Table of Contents

Schedules of Investments	2-6

Statements of Assets and Liabilities	8-9

Statements of Operations	10-11

Statements of Changes in Net Assets	12-17

Notes to Financial Statements	18-61

Expense Example	62-66

hatteras alternative mutual funds trust
hatteras alpha hedged strategies fund

Schedule of Investments

June 30, 2013 (Unaudited)

	Shares	Fair Value
Underlying Funds Trust — 99.8%
Event Drivena,b	8,957,267	$94,219,705
Long/Short Equitya,b	20,552,362	148,065,384
Managed Futures Strategiesa,b	5,542,205	56,547,794
Market Neutrala,b	4,988,398	40,771,671
Relative Value-Long/Short Debta,b	10,138,201	93,574,578
Total Underlying Funds Trust (Cost $375,094,315)		$433,179,132
Money Market Funds — 0.0%
Invesco Advisers, Inc. STIT — Liquid Assets Portfolio, 0.09%c	66,104	66,104
Total Money Market Funds (Cost $66,104)		66,104
Total Investments (Cost $375,160,419) — 99.8%		433,245,236
Other Assets in Excess of Liabilities — 0.2%		882,837
Total Net Assets — 100.0%		$434,128,073

Percentages are stated as a percent of net assets.

Footnotes
a — Non-income producing.
b — Affiliated issuer.
c — Rate shown is the seven day yield as of June 30, 2013.

The accompanying notes are an integral part of these financial statements.

two

hatteras alternative mutual funds trust
hatteras long/short equity fund

Schedule of Investments

June 30, 2013 (Unaudited)

	Shares	Fair Value
Underlying Funds Trust — 98.6%
Long/Short Equitya,b	3,347,405	$24,115,713
Total Underlying Funds Trust (Cost $22,017,878)		$24,115,713
Money Market Funds — 1.4%
Invesco Advisers, Inc. STIT — Liquid Assets Portfolio, 0.09%c	351,067	351,067
Total Money Market Funds (Cost $351,067)		351,067
Total Investments (Cost $22,368,945) — 100.0%		24,466,780
Liabilities in Excess of Other Assets — (0.0%)		(3,039)
Total Net Assets — 100.0%		$24,463,741

Percentages are stated as a percent of net assets.

Footnotes
a — Non-income producing.
b — Affiliated issuer.
c — Rate shown is the seven day yield as of June 30, 2013.

The accompanying notes are an integral part of these financial statements.

three

hatteras alternative mutual funds trust
hatteras long/short debt fund

Schedule of Investments

June 30, 2013 (Unaudited)

	Shares	Fair Value
Underlying Funds Trust — 95.4%
Relative Value — Long Short Debta,b	12,521,217	$115,569,585
Total Underlying Funds Trust (Cost $114,874,502)		$115,569,585
Money Market Funds — 7.9%
Invesco Advisers, Inc. STIT — Liquid Assets Portfolio, 0.09%c	9,630,075	9,630,075
Total Money Market Funds (Cost $9,630,075)		9,630,075
Total Investments (Cost $124,504,577) — 103.3%		125,199,660
Liabilities in Excess of Other Assets — (3.3%)		(3,998,084)
Total Net Assets — 100.0%		$121,201,576

Percentages are stated as a percent of net assets.

Footnotes
a — Non-income producing.
b — Affiliated issuer.
c — Rate shown is the seven day yield as of June 30, 2013.

The accompanying notes are an integral part of these financial statements.

four

hatteras alternative mutual funds trust
hatteras managed futures strategies fund

Schedule of Investments

June 30, 2013 (Unaudited)

	Shares	Fair Value
Underlying Funds Trust — 98.0%
Managed Futures Strategiesa,b	39,847	$406,563
Total Underlying Funds Trust (Cost $395,375)		$406,563
Money Market Funds — 2.1%
Invesco Advisers, Inc. STIT — Liquid Assets Portfolio, 0.09%c	8,876	8,876
Total Money Market Funds (Cost $8,876)		8,876
Total Investments (Cost $404,251) — 100.1%		415,439
Liabilities in Excess of Other Assets — (0.1%)		(318)
Total Net Assets — 100.0%		$415,121

Percentages are stated as a percent of net assets.

Footnotes
a — Non-income producing.
b — Affiliated issuer.
c — Rate shown is the seven day yield as of June 30, 2013.

The accompanying notes are an integral part of these financial statements.

five

hatteras alternative mutual funds trust
 hatteras hedged strategies fund

Schedule of Investments

June 30, 2013 (Unaudited)

	Shares	Fair Value
Underlying Funds Trust — 99.7%
Event Drivena,b	3,949,887	$41,548,067
Long/Short Equitya,b	9,092,804	65,507,289
Market Neutrala,b	3,961,816	32,381,114
Relative Value — Long/Short Debta,b	5,541,425	51,146,800
Total Underlying Funds Trust (Cost $183,048,284)		$190,583,270
Money Market Funds — 0.2%
Invesco Advisers, Inc. STIT — Liquid Assets Portfolio, 0.09%c	312,954	312,954
Total Money Market Funds (Cost $312,954)		312,954
Total Investments (Cost $183,361,238) — 99.9%		190,896,224
Other Assets in Excess of Liabilities — 0.1%		178,307
Total Net Assets — 100.0%		$191,074,531

Percentages are stated as a percent of net assets.

Footnotes
a — Non-income producing.
b — Affiliated issuer.
c — Rate shown is the seven day yield as of June 30, 2013.

The accompanying notes are an integral part of these financial statements.

six

[THIS PAGE INTENTIONALLY LEFT BLANK]

hatteras alternative mutual funds

Statements of Assets and Liabilities

June 30, 2013 (Unaudited)

Assets:
Investments in affiliated Portfolios, at fair value (cost $375,094,315, $22,017,878, $114,874,502, $395,375, $183,048,284)
Investments in unaffiliated securities, at fair value (cost $66,104, $351,067, $9,630,075, $8,876, $312,954)
Receivable for investments sold
Receivable for Fund shares issued
Receivable from advisor
Dividends and interest receivable
Total Assets
Liabilities:
Payable for Fund shares redeemed
Payable for investments in affiliated Portfolios
Payable to Advisor
Accrued interest expense
Accrued management fee
Accrued distribution fee
Accrued shareholder servicing fee
Accrued operating services fee
Total Liabilities
Net Assets
Net Assets Consist of:
Shares of beneficial interest
Undistributed net investment income (loss)
Accumulated net realized gain (loss)
Net unrealized appreciation (depreciation) on Investments
Total Net Assets
No Load Shares
Net assets
Shares outstanding (unlimited shares authorized, $0.001 par value)
Net asset value, redemption price and offering price per share
Class A Shares
Net assets
Shares outstanding (unlimited shares authorized, $0.001 par value)
Net asset value and redemption price per share
Maximum offering price per share ($10.92 divided by 0.9525, $10.24 divided by
0.9525, $9.39 divided by 0.9525, $10.06 divided by 0.9525)
Class C Shares
Net assets
Shares outstanding (unlimited shares authorized, $0.001 par value)
Net asset value, redemption price and offering price per share
Institutional Class Shares
Net assets
Shares outstanding (unlimited shares authorized, $0.001 par value)
Net asset value, redemption price and offering price per share

The accompanying notes are an integral part of these financial statements.

eight

hatteras alternative mutual funds

Statements of Assets and Liabilities (continued)

June 30, 2013 (Unaudited)

	Long/Short	Long/Short	Managed
Alpha	Equity	Debt	Futures	Hedged

$433,179,132	$24,115,713	$115,569,585	$406,563	$190,583,270
66,104	351,067	9,630,075	8,876	312,954
—	24,491	—	—	—
2,547,791	7,300	7,799,320	—	382,947
32,188	1,297	—	53	11,092
13	28	268	1	63
435,825,228	24,499,896	132,999,248	415,493	191,290,326

759,068	14,202	2,156,678	—	11,168
346,215	—	9,576,760	—	151,006
—	—	7,613
641	71	—	66	3
88,566	—	—	—	38,299
91,390	9,558	20,051	29	—
22,913	—	—	—	—
388,362	12,324	36,570	277	15,319
1,697,155	36,155	11,797,672	372	215,795
$434,128,073	$24,463,741	$121,201,576	$415,121	$191,074,531

$437,341,776	$22,267,457	$121,689,362	$404,705	$183,581,112
(3,337,437)	(69,384)	(1,187,114)	(1,903)	(232,911)
(57,961,083)	167,833	4,245	1,131	191,344
58,084,817	2,097,835	695,083	11,188	7,534,986
$434,128,073	$24,463,741	$121,201,576	$415,121	$191,074,531

$110,389,729
10,104,442
$10.92

$7,488,664	$1,227,536	$33,135,286	$20,146
685,513	119,872	3,529,838	2,003
$10.92	$10.24	$9.39	$10.06

$11.46	$10.75	$9.86	$10.56

$27,614,385
2,611,449
$10.57

$288,635,295	$23,236,205	$88,066,290	$394,975	$191,074,531
25,962,205	2,246,475	9,171,304	39,112	18,212,543
$11.12	$10.34	$9.60	$10.10	$10.49

The accompanying notes are an integral part of these financial statements.

nine

hatteras alternative mutual funds

Statements of Operations

Investment Income:
Interest income from unaffiliated securities
Total Investment Income
Expenses:
Shareholder servicing fees (No Load Shares)
Distribution fees (Class A Shares)
Distribution fees (Class C Shares)
Management Fees
Operating services fees (No Load Shares)
Operating services fees (Class A Shares)
Operating services fees (Class C Shares)
Operating services fees (Institutional Shares)
Total operating expenses before interest expense
Interest expense and fees on credit facility
Total Expenses
Fees Recouped (Waived)
Net Expenses
Net Investment Loss
Realized and Unrealized Gain (Loss) on Investments:
Realized Gains from sale of affiliated Portfolios
Change in unrealized appreciation (depreciation) on affiliated Portfolios
Net Realized and Unrealized Gain on Investments
Net Increase (Decrease) in Net Assets Resulting from Operations

The accompanying notes are an integral part of these financial statements.

ten

hatteras alternative mutual funds

Statements of Operations (continued)

For the Six Months Ended June 30, 2013 (Unaudited)
	Long/Short	Long/Short	Managed
Alpha	Equity	Debt	Futures	Hedged

$708	$223	$462	$4	$509
708	223	462	4	509

212,641	—	—	—	—
11,063	1,974	14,757	22	—
148,974	—	—	—	—
541,853	—	—	—	219,830
1,352,396	—	—	—	—
70,359	6,633	49,585	74	—
236,868	—	—	—	—
943,845	67,394	59,065	2,064	87,932
3,517,999	76,001	123,407	2,160	307,762
16,054	356	140	71	3,166
3,534,053	76,357	123,547	2,231	310,928
(195,908)	(6,750)	776	(324)	(77,508)
3,338,145	69,607	124,323	1,907	233,420
(3,337,437)	(69,384)	(123,861)	(1,903)	(232,911)

2,567,702	167,833	4,245	1,131	265,350
16,080,168	1,173,351	24,173	11,602	5,285,144
18,647,870	1,341,184	28,418	12,733	5,550,494
$15,310,433	$1,271,800	$(95,443)	$10,830	$5,317,583

The accompanying notes are an integral part of these financial statements.

eleven

hatteras alternative mutual funds

Statements of Changes in Net Assets

	Six Months Ended
	June 30, 2013	Year Ended
HATTERAS ALPHA HEDGED STRATEGIES FUND	(Unaudited)	December 31, 2012
Operations:
Net investment loss	$(3,337,437)	$(8,060,048)
Net realized gain on affiliated Portfolios	2,567,702	222,413
Change in unrealized appreciation (depreciation) on affiliated Portfolios	16,080,168	12,354,113
Net Increase in Net Assets Resulting from Operations	15,310,433	4,516,478
Dividends and Distributions to Shareholders:
Net Investment Income:
No Load Shares	—	—
Class A Shares	—	—
Class C Shares	—	—
Institutional Shares	—	—
Capital Gain Distribution:
No Load Shares	—	—
Class A Shares	—	—
Class C Shares	—	—
Institutional Shares	—	—
Total Dividends and Distributions	—	—
Capital Share Transactions:
No Load Shares
Proceeds from shares issued	26,078,681	102,880,229
Proceeds from shares issued to holders in reinvestment of dividends	—	—
Cost of shares redeemed	(143,283,868)	(231,936,425)
A Shares
Proceeds from shares issued	514,696	10,494,659
Proceeds from shares issued to holders in reinvestment of dividends	—	—
Cost of shares redeemed	(4,810,284)	(2,236,586)
C Shares
Proceeds from shares issued	2,535,322	11,757,025
Proceeds from shares issued to holders in reinvestment of dividends	—	—
Cost of shares redeemed	(7,453,089)	(7,363,260)

The accompanying notes are an integral part of these financial statements.

twelve

hatteras alternative mutual funds

Statements of Changes in Net Assets (continued)

	Six Months Ended
	June 30, 2013	Year Ended
HATTERAS ALPHA HEDGED STRATEGIES FUND	(Unaudited)	December 31, 2012
Institutional Shares
Proceeds from shares issued	$171,308,134	$258,342,211
Proceeds from shares issued to holders in reinvestment of dividends	—	—
Cost of shares redeemed	(80,067,356)	(90,003,696)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(35,177,764)	51,934,157
Total Increase (Decrease) in Net Assets	(19,867,331)	56,450,635
Net Assets:
Beginning of period	453,995,404	397,544,769
End of period*	$434,128,073	$453,995,404
* Including undistributed net investment income (loss)	$(3,337,437)	$—

The accompanying notes are an integral part of these financial statements.

thirteen

hatteras alternative mutual funds

Statements of Changes in Net Assets (continued)

	Six Months Ended
	June 30, 2013	Year Ended
HATTERAS LONG/SHORT EQUITY FUND	(Unaudited)	December 31, 2012
Operations:
Net investment loss	$(69,384)	$(436,322)
Net realized gain on affiliated Portfolios	167,833	2,152,265
Change in unrealized appreciation (depreciation) on affiliated Portfolios	1,173,351	(2,005,294)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,271,800	(289,351)
Dividends and Distributions to Shareholders:
Net Investment Income:
Class A Shares	—	—
Institutional Shares	—	—
Capital Gain Distribution:
Class A Shares	—	(43,413)
Institutional Shares	—	(514,612)
Total Dividends and Distributions	—	(558,025)
Capital Share Transactions:
A Shares
Proceeds from shares issued	315,773	1,699,934
Proceeds from shares issued to holders in reinvestment of dividends	—	43,413
Cost of shares redeemed	(1,177,650)	(2,636,200)
Institutional Shares
Proceeds from shares issued	9,070,143	15,685,290
Proceeds from shares issued to holders in reinvestment of dividends	—	470,172
Cost of shares redeemed	(10,105,494)	(82,786,337)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(1,897,228)	(67,523,728)
Total Increase (Decrease) in Net Assets	(625,428)	(68,371,104)
Net Assets:
Beginning of period	25,089,169	93,460,273
End of period*	$24,463,741	$25,089,169
* Including undistributed net investment income (loss)	$(69,384)	$—

The accompanying notes are an integral part of these financial statements.

fourteen

hatteras alternative mutual funds

Statements of Changes in Net Assets (continued)

	Six Months Ended
	June 30, 2013	Year Ended
HATTERAS LONG/SHORT DEBT FUND	(Unaudited)	December 31, 2012
Operations:
Net investment loss	$(123,861)	$(280,235)
Net realized gain on affiliated Portfolios	4,245	1,270,967
Change in unrealized appreciation (depreciation) on affiliated Portfolios	24,173	1,711,644
Net Increase (Decrease) in Net Assets Resulting from Operations	(95,443)	2,702,376
Dividends and Distributions to Shareholders:
Net Investment Income:
Class A Shares	(295,141)	(393,262)
Institutional Shares	(768,112)	(292,659)
Capital Gain Distribution:
Class A Shares	—	(264,321)
Institutional Shares	—	(272,954)
Total Dividends and Distributions	(1,063,253)	(1,223,196)
Capital Share Transactions:
A Shares
Proceeds from shares issued	25,248,108	6,238,895
Proceeds from shares issued to holders in reinvestment of dividends	253,394	573,426
Cost of shares redeemed	(840,259)	(3,316,998)
Institutional Shares
Proceeds from shares issued	90,673,250	6,631,144
Proceeds from shares issued to holders in reinvestment of dividends	344,493	447,064
Cost of shares redeemed	(10,984,988)	(42,919,194)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	104,693,998	(32,345,663)
Total Increase (Decrease) in Net Assets	103,535,302	(30,866,483)
Net Assets:
Beginning of period	17,666,274	48,532,757
End of period*	$121,201,576	$17,666,274
* Including undistributed net investment income (loss)	$(1,187,114)	$—

The accompanying notes are an integral part of these financial statements.

fifteen

hatteras alternative mutual funds

Statements of Changes in Net Assets (continued)

		Period from
	Six Months Ended	September 27, 2012^
HATTERAS MANAGED FUTURES	June 30, 2013	through
STRATEGIES FUND	(Unaudited)	December 31, 2012
Operations:
Net investment loss	$(1,903)	$(1,524)
Net realized gain on affiliated Portfolios	1,131	—
Change in unrealized appreciation (depreciation) on affiliated Portfolios	11,602	(414)
Net Increase (Decrease) in Net Assets Resulting from Operations	10,830	(1,938)

Dividends and Distributions to Shareholders:
Net Investment Income:
Class A Shares	—	—
Institutional Shares	—	—
Capital Gain Distribution:
Class A Shares	—	—
Institutional Shares	—	—
Total Dividends and Distributions	—	—
Capital Share Transactions:
A Shares:
Proceeds from shares issued	10,000	10,000
Proceeds from shares issued to holders in reinvestment of dividends	—	—
Cost of shares redeemed	—	—
Institutional Shares:
Proceeds from shares issued	17,748	754,640
Proceeds from shares issued to holders in reinvestment of dividends	—	—
Cost of shares redeemed	(386,159)	—
Net Increase in Net Assets from Capital Share Transactions	(358,411)	764,640
Total Increase (Decrease) in Net Assets	(347,581)	762,702
Net Assets:
Beginning of period	762,702	—
End of period*	$415,121	$762,702
* Including undistributed net investment income (loss)	$(1,903)	$—
^ Commencement of operations was on September 27, 2012

The accompanying notes are an integral part of these financial statements.

sixteen

hatteras alternative mutual funds

Statements of Changes in Net Assets (continued)

	Six Months Ended
	June 30, 2013	Year Ended
HATTERAS HEDGED STRATEGIES FUND	(Unaudited)	December 31, 2012
Operations:
Net investment (loss)	$(232,911)	$(203,402)
Net realized gain (loss) on affiliated Portfolios	265,350	(169,914)
Change in unrealized appreciation (depreciation) on affiliated Portfolios	5,285,144	1,895,550
Net Increase (Decrease) in Net Assets Resulting from Operations	5,317,583	1,522,234
Dividends and Distributions to Shareholders:
Net Investment Income:
Institutional Shares	—	—
Capital Gain Distribution:
Institutional Shares	—	—
Total Dividends and Distributions	—	—
Capital Share Transactions:
Proceeds from shares issued	87,252,808	106,991,762
Proceeds from shares issued to holders in reinvestment of dividends	—	—
Cost of shares redeemed	(41,800,247)	(5,171,026)
Net Increase in Net Assets from Capital Share Transactions	45,452,561	101,820,736
Total Increase in Net Assets	50,770,144	103,342,970
Net Assets:
Beginning of period	140,304,387	36,961,417
End of period*	$191,074,531	$140,304,387
* Including undistributed net investment income (loss)	$(232,911)	$—

The accompanying notes are an integral part of these financial statements.

seventeen

hatteras alternative mutual funds trust

Notes to Financial Statements

June 30, 2013 (Unaudited)

1.     Organization
Hatteras Alternative Mutual Funds Trust (the “Trust”) (until February 26, 2010, Hatteras Alternative Mutual Funds Trust was known as AIP Alternative Strategies Funds) was organized as a Delaware statutory trust on April 12, 2002. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. The Trust is an open-ended management investment company issuing five diversified series of shares to investors. These financial statements contain the following five series: Hatteras Alpha Hedged Strategies Fund (“Alpha”), Hatteras Long/Short Equity Fund (“Long/Short Equity”), Hatteras Long/Short Debt Fund (“Long/Short Debt”), Hatteras Managed Futures Strategies Fund (“Managed Futures”), and Hatteras Hedged Strategies Fund (“Hedged”) (individually a “Fund,” collectively the “Funds”). Until August 30, 2010, Hatteras Alpha Hedged Strategies Fund was known as Alpha Hedged Strategies Fund. Hatteras Long/Short Equity Fund, Hatteras Long/Short Debt Fund, and Hatteras Hedged Strategies Fund commenced operations on May 2, 2011. Hatteras Managed Futures Strategies Fund commenced operations on September 27, 2012. Each Fund has its own investment objective and policies. As a mutual fund of funds, each Fund pursues its investment objective by investing in other affiliated mutual funds in the Underlying Funds Trust (the “UFT”). The results of these funds are shown in separate financial statements as their performance has impacted the results of the Funds.

Alpha offers No Load Shares, Class A Shares, Class C Shares and Institutional shares; Long/Short Equity, Long/Short Debt and Managed Futures offer Class A Shares and Institutional shares; Hedged offers Institutional Shares. Class A shares of Alpha commenced operations on May 2, 2011. The Class A shares for Alpha, Long/Short Equity, Long/Short Debt, and Managed Futures have a sales charge (load) of 4.75% (of the offering price). All Class A shares have an annual fee (distribution fees) of 0.25% and a contingent deferred sales charge of 1.00% for shares liquidated within 18 months of purchase. The Class C Shares have a contingent deferred sales charge of 1.00% for shares liquidated within 364 days of purchase and an annual 12b-1 fee of 1.00%.

UFT, an open-end management investment company, was organized as a Delaware statutory trust on March 27, 2006. The UFT is comprised of five series of mutual funds, all of which are diversified, open-ended management investment companies (the “Portfolio(s)”). Each Portfolio is an affiliated registered investment company under the 1940 Act, but is not publicly offered and therefore is only available for investment by the Funds.

2.	Summary of Significant Accounting Policies
These financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts eighteen

hatteras alternative mutual funds trust

Notes to Financial Statements

June 30, 2013 (Unaudited) (continued)

2.	Summary of Significant Accounting Policies (continued)
of increase and decrease in net assets from operations during the period. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Funds and the UFT:

Cash
Cash includes short-term interest bearing deposit accounts. At times, such deposits may be in excess of federally insured limits. The Funds’ and the UFT have not experienced any losses in such accounts and do not believe they are exposed to any significant credit risk on such accounts.

Security Valuation
The Funds’ investments in the UFT are valued based on the net asset values of the UFT. These net assets values come from the valuation of the underlying investments in the UFT. Investments in the Portfolios of the UFT are valued in the following manner:

Exchange-traded and over-the-counter securities are valued at the closing price of the applicable exchange on the day the valuation is made. Listed securities and put and call options for which no sale was reported on a particular day and securities traded over-the-counter are valued at the mean between the last bid and ask prices. Fixed income securities (other than obligations having a maturity of 60 days or less from date of purchase) are valued on the basis of values obtained from pricing services or from brokers, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Fixed income securities purchased with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Options are valued daily at the last reported sale price at the close of the exchange on which the security is primarily traded. If no sales are reported for exchange-traded options, or the options are not exchange-traded, then they are valued at the mean of the most recent quoted bid and asked prices. Futures are valued at the last reported sale price on the exchange on which they are traded or at the mean of the last bid and asked prices. Foreign securities are valued in their local currencies as of the close of the primary exchange or as of the close of the domestic markets, whichever is earlier. Foreign securities are then converted into U.S. dollars using the applicable currency exchange rates as of the close of the domestic markets.

Securities and other assets for which market quotations are not readily available (including restricted securities) will be valued in good faith at fair value under the supervision of the Board. In determining the fair value of a security, Hatteras Alternative Mutual Funds, LLC (the “Advisor”) and the Board shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature

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2.	Summary of Significant Accounting Policies (continued)
Security Valuation (continued)
and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio manager of the Portfolios with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Advisor or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Advisor; and (vii) the liquidity or illiquidity of the market for the security. When a furnished price is significantly different from the previous day’s price, the Advisor will review the price to determine if it is appropriate. When prices are not readily available, or are determined to not reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the funds calculate their net asset value, the funds may value their securities or fair value as determined in accordance with procedures approved by the Board of Trustees. The financial statements may include adjustments made subsequent to year-end related to subsequent valuation information obtained. Therefore, the net assets reflected in these financial statements may differ from the reported NAV’s of the Portfolios as of June 30, 2013.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 — Quoted prices in active markets for identical securities.

●	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

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June 30, 2013 (Unaudited) (continued)

2.	Summary of Significant Accounting Policies (continued)
Security Valuation (continued)
The following is a summary of the inputs used to value the Funds’ net assets as of June 30, 2013:

Alpha	Level 1	Level 2	Level 3	Total
Underlying Funds Trust	$—	$433,179,132	$—	$433,179,132
Money Market Funds	66,104	—	—	66,104
Total Investments in Securities	$66,104	$433,179,132	$—	$433,245,236

Long/Short Equity	Level 1	Level 2	Level 3	Total
Underlying Funds Trust	$—	$24,115,713	$—	$24,115,713
Money Market Funds	351,067	—	—	351,067
Total Investments in Securities	$351,067	$24,115,713	$—	$24,466,780

Long/Short Debt	Level 1	Level 2	Level 3	Total
Underlying Funds Trust	$—	$115,569,585	$—	$115,569,585
Money Market Funds	9,630,075	—	—	9,630,075
Total Investments in Securities	$9,630,075	$115,569,585	$—	$125,199,660

Managed Futures	Level 1	Level 2	Level 3	Total
Underlying Funds Trust	$—	$406,563	$—	$406,563
Money Market Funds	8,876	—	—	8,876
Total Investments in Securities	$8,876	$406,563	$—	$415,439

Hedged	Level 1	Level 2	Level 3	Total
Underlying Funds Trust	$—	$190,583,270	$—	$190,583,270
Money Market Funds	312,954	—	—	312,954
Total Investments in Securities	$312,954	$190,583,270	$—	$190,896,224

There were no transfers into or out of Levels 1, 2, or 3 during the period. Transfers between levels are recognized at the end of the reporting period.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Level categories above represent the Funds’ investments in shares of the UFT, and money market funds. The investments and other financial instruments held by the UFT have separate level categorizations which can be found in its financial statements.

Security Transactions, Investment Income and Realized Gain and Loss
Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Capital gain distributions received are recorded as capital gains.

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2.	Summary of Significant Accounting Policies (continued)
Security Transactions, Investment Income and Realized Gain and Loss (continued)
Investment and shareholder transactions in the Portfolios are recorded on trade date. Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recognized on an accrual basis. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method. All significant accounting policies followed consistently by the Portfolios are in conformity with U.S. generally accepted accounting principles.

Repurchase Agreements
The Portfolios may enter into repurchase agreements with a member bank of the Federal Reserve System or recognized securities dealer. Each repurchase agreement is recorded at cost, which approximates fair value. The Portfolios will receive, as collateral; securities whose fair value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Portfolios in each repurchase agreement. If the seller defaults and the value of the collateral declines realization of the collateral by the Portfolios may be delayed or limited.

Foreign Currency Translations and Transactions
The Portfolios may engage in foreign currency transactions. Foreign currency transactions are translated into U.S. dollars on the following basis (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Portfolios do not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities for unrealized gains and losses. However, for federal income tax purposes, the Portfolios do isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gain or loss from the sale of investment securities and payables and receivables arising from trade-date and settlement-date differences.

The Portfolios may enter into forward currency exchange contracts obligating the Portfolio to deliver and receive a currency at a specified future date. The Portfolios are subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Portfolios use forward currency exchange contracts to gain exposure to, and to hedge against changes in the value of foreign currencies. With forward currency exchange contracts, there is minimal counter-party credit risk to the Portfolio since forward currency exchange contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded forward currency exchange contracts, guarantees the forward currency exchange contracts against default. Unrealized appreciation or depreciation is recorded daily as the difference

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June 30, 2013 (Unaudited) (continued)

2.	Summary of Significant Accounting Policies (continued)
Foreign Currency Translations and Transactions (continued)
between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time the forward contract is closed.

Convertible Securities
The Portfolios may invest in convertible securities. A convertible security is a fixed-income security (a debt instrument or a preferred stock), which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stocks in an issuer’s capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security’s underlying common stock.

Warrants
The Portfolios may invest a portion of their assets in warrants. A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price. Unlike convertible debt securities or preferred stock, warrants do not pay a fixed coupon or dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Portfolios’ entire investment therein).

Short Sales
The Portfolios may sell a security they do not own in anticipation of a decline in the fair value of that security. When the Portfolios sell a security short, they must borrow the security sold short and deliver it to the broker-dealer through which they made the short sale. A gain, limited to the price at which the Portfolios sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. The Portfolios are also subject to the risk that they may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. The Portfolios are liable for any dividends paid on securities sold short. The Portfolios require the brokers to maintain collateral in support of these receivables.

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2.	Summary of Significant Accounting Policies (continued)
Restricted Securities
The Portfolios are permitted to invest in securities that are subject to legal or contractual restrictions on resales (“restricted securities”). Restricted securities may be resold in transactions that are exempt from registration under Federal securities laws or if the securities are publically registered. Restricted securities may be deemed illiquid, whereby the prompt sale of these securities at their stated value may be difficult. Information regarding restricted securities held by each Portfolio is included in the Schedule of Investments in the UFT.

To Be Announced (“TBA”) Transactions
The Portfolios may purchase securities on a forward commitment or on a “To Be Announced” basis. The Portfolios record TBA transactions on the trade date and segregates with the custodian qualifying assets that have sufficient value to make payment for the securities purchased. TBA securities are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Taxes and Distributions to Shareholders
The Funds intend to qualify and elect to be treated as regulated investment companies under Subchapter M of the Internal Revenue Code. The Funds intend to distribute the requisite investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is recorded.

The Funds have reviewed all open tax years and major jurisdictions and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year-end December 31, 2012. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change significantly.

Open tax years are those that are open for exam by Federal and state taxing authorities. As of December 31, 2012, open Federal tax years include the tax years ended December 31, 2008 through December 31, 2012, open New York tax years include the tax year ended December 31, 2009 and open North Carolina tax years include the tax years ended December 31, 2009 through December 31, 2012. The Funds have no tax examinations in progress.

Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually.

Each Portfolio of the UFT is an affiliated registered investment company under the 1940 Act, but is not publicly offered. The Portfolios, therefore, are only available to the

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June 30, 2013 (Unaudited) (continued)

2.	Summary of Significant Accounting Policies (continued)
Taxes and Distributions to Shareholders (continued)
affiliated, publicly offered Funds making the Portfolios controlled entities under the tax rules. Due to the tax rules related to controlled entities, when a Fund redeems shares of one of the Portfolios of the UFT, the proceeds are considered a distribution or dividend for tax purposes, rather than a redemption or sale. Consequently, to the extent that the Portfolio has earnings and profits, a portion of the proceeds will be dividend income to the Fund and any remaining amount is considered a non-taxable return of capital.

Guarantees and Indemnifications
In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

3.     Derivative Transactions
The Portfolios utilized derivative instruments during the six months ended June 30, 2013. The Portfolios’ use of derivatives included credit defaults swaps, total return swaps, futures, options, and currency forward contracts. The Portfolios utilize derivatives for risk management, hedging activities, risk-taking, and speculative purposes.

Event Driven — The Event Driven portfolio uses credit defaults swaps, options, and currency forward contracts to implement its strategy of achieving capital appreciation in securities whose prices are or will be impacted by a corporate event. The credit default swaps used during the period were for hedging purposes, while the currency forward contacts were used to hedge against any potential foreign exchange fluctuation when the portfolio invests in foreign securities. The portfolio uses purchased options in order to provide protection against adverse price effects from anticipated changes in prevailing prices of securities. In addition, the portfolio uses written options to earn premium income and to assure a definite price for a security that the portfolio has considered selling.

Long/Short Equity — The Long/Short Equity portfolio uses options to implement its strategy of achieving returns moderately correlated to equity markets with a lower level of volatility. The portfolio uses purchased options in order to provide protection against adverse price effects from anticipated changes in prevailing prices of securities. In addition, the portfolio uses written options to earn premium income and to assure a definite price for a security that the portfolio has considered selling.

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3.     Derivative Transactions (continued)
Market Neutral — The Market Neutral portfolio uses options to implement its strategy of achieving capital appreciation. During the period, the portfolio used written options to earn premium income and to assure a definite price for a security that the portfolio has considered selling.

Relative Value — Long/Short Debt — The Relative Value — Long/Short Debt portfolio uses credit defaults swaps, futures, options, and currency forward contracts to implement its strategy of achieving total return through current income, capital preservation, and capital appreciation. The credit default swaps are used as a more effective, and liquid, method to take risk positions, rather than investing in the cash markets. Currency forward contacts were used to hedge against any potential foreign exchange fluctuation when the portfolio invest in foreign securities. The portfolio used futures for hedging purposes and to maintain appropriate levels of duration and convexity in the strategies fixed income portfolios. The portfolio uses long options to take speculative positions, while also writing options to provide an additional source of revenue to the portfolio.

Managed Futures — As of March 26, 2013, the Managed Futures portfolio uses total return swaps, instead of investing directly in a portfolio consisting of futures contracts, to achieve its investment objective of positive returns in rising and falling equity markets with lower levels of volatility.

The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when derivatives are used to enhance return or as a substitute for a position or security, rather than solely to hedge the risk of a position or security held by an account. The success of derivatives strategies will also be affected by the advisor’s or sub-advisor’s ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

The following are descriptions of each type of derivatives used during the period in the Portfolios:

Credit Default Swaps
A credit default swap (CDS) is a financial contract between two parties, where the seller of the CDS will compensate the buyer in the event of a loan default or other credit event. The buyer of the CDS makes a series of payments (the CDS “fee” or “spread”) to the seller and, in exchange, receives a payoff if the loan defaults.

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3.     Derivative Transactions (continued)
Credit Default Swaps (continued)
Credit default swaps have two primary risks: counterparty risk and liquidity risk. Counterparty risk is the risk that the other party to the transaction will not honor its contractual obligation. Liquidity risk is the risk that buyers and sellers may become scarcer in periods of market volatility, making it difficult to close the position.

Total Return Swaps
A total return swap agreement (TRS) is a financial contract between two parties, where one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains. In total return swaps, the underlying asset, referred to as the reference asset, is usually an equity index, loans, or bonds. This is owned by the party receiving the set rate payment.

Similar to CDS, total return swaps involve counterparty and liquidity risk.

Futures
A futures contract is a standardized contract between two parties to buy or sell a specified asset of standardized quantity and quality for a price agreed upon today (the futures price or strike price) with delivery and payment occurring at a specified future date, the delivery date. The contracts are bought and sold on a futures exchange, which acts as an intermediary between the two parties. In many cases, the underlying asset to a futures contract may be any financial instrument (also including currency, bonds, and stocks); they can be also based on intangible assets or referenced items, such as stock indexes and interest rates.

Futures contracts are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk. In addition, unlike option contracts, where the buyer of the option can lose no more than the cost of the premium, both the buyer and the seller of a futures contract face potentially unlimited losses. The futures contract is a legally binding agreement to buy or sell the underlying index at the agreed price, no matter what the level of the index is at maturity of the contract.

Futures have minimal counterparty credit risk to the portfolios since futures are exchange traded and the exchange’s clearinghouse serves as the counterparty to all exchange traded futures, thereby guaranteeing the buyer or seller against default by the counterparty.

Options
Call options give the owner of the option to buy a stock at a specific price (also called the strike price) over a given period of time. Put options give the owner the right, but not the obligation, to sell a stock at a specific price over a given period of time. A purchaser (holder) of an option pays a non-refundable premium to the seller (writer)

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June 30, 2013 (Unaudited) (continued)

3.     Derivative Transactions (continued)
Options (continued)
of an option to obtain the right to buy/sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of an option, upon payment by the holder of the premium, has the obligation to sell/buy the security from the holder of the option at the exercise price during the exercise period. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the portfolios realize a gain or loss from the sale of the security (or closing of the short sale).

Although option techniques can increase investment return, they can also involve a relatively higher level of risk. The writing (selling) of uncovered options involves a theoretically unlimited risk of a price increase or decline, as the case may be, in the underlying security. The expiration of unexercised long option positions effectively results in loss of the entire cost or premium paid for the option. Option premium costs, as well as the cost of covering options written by the portfolios, can reduce or eliminate position profits or create losses as well.

With options, there is minimal counterparty credit risk to the portfolios since options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees the options against defaults.

Forwards
Similar to a futures contract, a forward contract specifies the exchange of goods (generally a pre-determined amount of a foreign currency) for a specified price at a specified future date. However, forward contracts are not standardized nor traded on an exchange. Therefore, forward contracts are subject to counterparty risk, or the risk that the other party to the transaction will not honor its contractual obligation.

In addition, as the principals who deal in the forward markets are not required to continue to make markets in the currencies or commodities they trade these markets can experience periods of illiquidity, sometimes of significant duration. Disruptions can occur in any currency market traded by a portfolio due to unusually high trading volume, political intervention or other factors. The imposition of controls by governmental authorities might also limit such forward trading, to the possible detriment of a portfolio. Market illiquidity or disruption could result in significant losses.

4.     Underlying Funds Trust
Under a Fund-of-Funds structure, each Fund invests all of its investible assets across a number of Portfolios of the UFT. Each share of a Fund represents an equal proportionate interest in the assets and liabilities belonging to that Portfolio. The Funds

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June 30, 2013 (Unaudited) (continued)

4.     Underlying Funds Trust (continued)
and Portfolios are managed by the Advisor and the Portfolios are advised by the Sub-Advisors. The Advisor and the Board may create additional Portfolios with additional Sub-Advisors from time to time to increase the number of Portfolios, and alternative investment strategies, available in which the Funds may invest.

As of June 30, 2013, the UFT consisted of the following Portfolios:

●	Event Driven

●	Long/Short Equity

●	Market Neutral

●	Relative Value-Long/Short Debt

●	Managed Futures Strategies

Investment Objectives
As set forth below, each Portfolio has a distinct focus in accordance with which it employs certain investment strategies:

Event Driven

Investment Objective
Event Driven seeks to achieve capital appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in securities whose prices are or will be impacted by a corporate event. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt of all maturities and qualities (including bonds commonly referred to as “junk bonds”) and shares of investment companies. The Portfolio may invest in foreign securities (including those from developing countries), depositary receipts relating to foreign securities and may enter into equity, interest rate, index and currency rate swap agreements. Derivative instruments in which the Portfolio may invest include options, futures and swaps. The Portfolio invests in these types of instruments to both reduce risk through hedging, or to take market risk. The Advisor expects that the Portfolio’s investment strategy may result in a portfolio turnover rate in excess of 100% on an annual basis.

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June 30, 2013 (Unaudited) (continued)

4.     Underlying Funds Trust (continued)
Event Driven (continued)
The principal strategies and sub-strategies to be employed by the Portfolio include:

Event Driven Strategies: The Portfolio may employ strategies designed to capture price movements generated by anticipated corporate events such as investing in companies involved in special situations, including, but not limited to, mergers, acquisitions, asset sales, spin-offs, balance sheet restructuring, bankruptcy and other situations.

Activist: The Portfolio may employ event driven activist strategies where a manager may take an active role, by obtaining or attempting to obtain representation of the company’s board of directors in an effort to impact the firm’s policies or strategic direction and in some cases may advocate activities such as division or asset sales, partial or complete corporate divestiture, dividend or share buybacks, and changes in management. Strategies employ an investment process primarily focused on opportunities in equity and equity related instruments of companies. These companies are typically engaged or prospectively engaged in a corporate transaction, security issuance/repurchase, asset sales, division spin-off or other catalyst oriented situation.

Merger Arbitrage: The Portfolio may employ event driven merger arbitrage strategies primarily focused on opportunities in equity and equity related securities of companies which are currently engaged in a corporate transaction. Merger Arbitrage involves primarily announced transactions, typically with limited or no exposure to situations which pre-, post-date or situations in which no formal announcement is expected to occur.

Distressed/Restructuring: The Portfolio may employ an investment process focused on corporate fixed income instruments, primarily on corporate credit instruments of companies trading at significant discounts to their value at issuance or obliged (par value) at maturity as a result of either formal bankruptcy proceeding or financial market perception of near term proceedings. Managers are typically actively involved with the management of these companies, frequently involved on creditors’ committees in negotiating the exchange of securities for alternative obligations, either swaps of debt, equity or hybrid securities. Managers employ fundamental credit processes focused on valuation and asset coverage of securities of distressed firms; in most cases portfolio exposures are concentrated in instruments which are publicly traded, in some cases actively and in others under reduced liquidity but in general for which a reasonable public market exists.

Event Equity/Debt: The Portfolio may employ an investment strategy in which it maintains positions in companies currently or prospectively involved in corporate transactions of a wide variety including, but not limited to, mergers, restructurings, financial distress, tender offers, shareholder buybacks, debt exchanges, security issuance or other capital structure adjustments. Security types can range from most senior in the capital structure to most junior or subordinated, and frequently involve additional derivative securities. Event Driven exposure includes a combination of

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Notes to Financial Statements

June 30, 2013 (Unaudited) (continued)

4.     Underlying Funds Trust (continued)
Event Driven (continued)
sensitivities to equity markets, credit markets and idiosyncratic, company specific developments. Investment theses are typically predicated on fundamental characteristics (as opposed to quantitative), with the realization of the thesis predicated on a specific development exogenous to the existing capital structure.

Long/Short Equity

Investment Objective
The Long/Short Equity Portfolio seeks to achieve consistent returns with moderate correlation to traditional U.S. equities market indices and lower volatility of monthly returns over a market cycle. A market cycle is three to five years

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity and equity related securities that afford strategic and tactical opportunities to employ relative value and long and/or short strategies. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, options and futures contracts, privately negotiated options, and shares of investment companies. The Portfolio seeks to achieve its objective by allocating its assets among a professionally selected group of one or more sub-advisors that employ a variety of investment techniques and strategies. By allocating its assets among one or more sub-advisors, the Portfolio seeks to achieve its investment objective with less risk and lower volatility than if the Portfolio utilized a single manager or single strategy approach. The Advisor believes that allocating among dissimilar investment styles that utilize different investment strategies and securities provides greater diversification against any market or sector related event volatility. Such a non-correlative approach among styles is expected to mitigate near-term volatility, as volatility in one sector or style may be offset by lack of volatility or volatility in the opposite direction in another sector or style.

The principal strategies to be employed by the Portfolio include:

Long/Short Equity — Generalist: Long/Short Equity Generalist strategies maintain positions both long and short in primarily equity and equity derivative securities. A wide variety of investment processes can be employed to arrive at an investment decision, including both quantitative and fundamental techniques; strategies are broadly diversified and can range broadly in terms of levels of net exposure, leverage employed, holding period, concentrations of market capitalizations and valuation ranges of typical portfolios. Long/Short Equity Generalist managers would typically

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4.     Underlying Funds Trust (continued)
Long/Short Equity (continued)
maintain at least 50% exposure to, and may in some cases be entirely invested in, equities — both long and short.

Long/Short Equity Sector Focused: Long/Short Equity Sector Focused strategies employ investment processes designed to identify opportunities in securities in specific niche areas of the market in which a manager maintains a level of expertise which exceeds that of a market generalist in identifying companies engaged in the production and procurement of inputs to industrial processes, and implicitly sensitive to the direction of price trends as determined by shifts in supply and demand factors, and implicitly sensitive to the direction of broader economic trends. Long/Short Equity Sector Focused strategies typically maintain a primary focus in this area or expect to maintain in excess of 50% of portfolio exposure to these sectors over various market cycles.

Long/Short Equity International: Long/Short Equity International strategies employ investment processes designed to identify opportunities in securities in specific niche areas of the global non-US market, in which a manager maintains a level of expertise which exceeds that of a market generalist in identifying companies engaged in the production and procurement of inputs to industrial processes, and implicitly sensitive to the direction of price trends as determined by shifts in supply and demand factors, and implicitly sensitive to the direction of broader economic trends. Long/Short Equity International strategies typically maintain a primary focus in this area and expects to maintain in excess of 50% of portfolio exposure to non-US securities.

Variable Based Strategies: Variable Biased strategies may vary the investment level or the level of long and/or short exposure over market cycles, but the primary distinguishing characteristic is that the manager seeks to drive performance through tactical adjustments to gross and net market exposures. Variable Biased strategies employ analytical techniques in which the investment thesis is predicated on assessment of the valuation characteristics of the underlying companies as well as the global economic environment. The investment theses may be fundamental or technical in nature and a manager has a particular focus above that of a market generalist.

Market Neutral (formerly, Market Neutral Equity)

Investment Objective
Market Neutral seeks to achieve capital appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will primarily invest in U.S. and foreign equity securities. The Portfolio will also invest in equity real estate investment trust (“REIT”) securities that allow the Portfolio to capture

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4.     Underlying Funds Trust (continued)
Market Neutral (formerly, Market Neutral Equity) (continued)
some of the inefficiencies in market pricing of U.S. commercial real estate and in equity securities of issuers located in a variety of countries throughout the world that allow the Portfolio to capture some of the inefficiencies in market pricing of equity securities domiciled outside the U.S. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt of all maturities and qualities (including bonds commonly referred to as “junk bonds”), options and futures contracts, privately negotiated options, other derivative securities and shares of investment companies. The Advisor expects that the Portfolio’s investment strategy may result in a portfolio turnover rate in excess of 100% on an annual basis.

The principal strategies to be employed by the Portfolio include:

Market or Sector Timing/Trading Strategies: The Portfolio may employ strategies designed to benefit from cyclical relationships between movement in certain market indices, sectors, security types, etc. that have demonstrated a degree of consistency and correlation to past movements similar in nature and magnitude.

Market Neutral Strategies: The Portfolio may employ strategies designed to exploit market inefficiencies, which involves being simultaneously invested in long and short matched portfolios generally of the same size, usually in the same market. These strategies are typically constructed to attempt to be beta neutral and attempt to control the industry, sector, market capitalization and other potential market bias exposures.

Relative Value/Arbitrage Strategies: The Portfolio may employ strategies that invest both long and short in related securities or other instruments in an effort to take advantage of perceived discrepancies in the market prices for such securities. This may include Pairs Trading — long and short positions in securities of different companies in the same industry.

Relative Value — Long/Short Debt (formerly, Relative Value)

Investment Objective
Relative Value-Long/Short Debt Portfolio seeks to achieve total return through current income, capital preservation and capital appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in long/short strategies that utilize debt and debt-related securities. Such strategies are

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Notes to Financial Statements

June 30, 2013 (Unaudited) (continued)

4.     Underlying Funds Trust (continued)
Relative Value — Long/Short Debt (formerly, Relative Value) (continued)
designed to allow the Portfolio to focus on opportunities to take advantage of perceived discrepancies in the market prices of certain convertible bond, common stock, fixed income and derivative securities. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies). The Portfolio has no policy with respect to the rating or maturity of the debt securities in which it may invest and thus may invest in debt securities of varying qualities and maturities, including bonds commonly referred to as “junk bonds.” The Portfolio may invest in foreign securities (including those from developing countries), depositary receipts relating to foreign securities and may enter into equity, interest rate, index and currency rate swap agreements. Derivative instruments in which the Portfolio may invest include options, futures and swaps. The Portfolio invests in these types of instruments to both reduce risk through hedging, or to take market risk. The Portfolio may invest a substantial portion of its assets in securities that are not publicly traded, but that are eligible for purchase and sale by certain qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended, as well as other restricted securities. While the Portfolio may invest a substantial portion of its assets in restricted securities, it may not invest more than 15% of its net assets in illiquid securities. The Portfolio may also invest up to 100% of it’s assets in shares of other investment companies that invest in the types of securities mentioned above, including shares of exchange-traded funds (“ETFs”). The Advisor expects that the Portfolio’s investment strategy may result in a portfolio turnover rate in excess of 100% on an annual basis.

Relative Value — Long/Short Debt: These strategies are designed to take advantage of perceived discrepancies in the market prices of certain fixed income securities, certain convertible bond, common stock, and derivative securities and attempts to achieve total return through current income, capital preservation and capital appreciation. These strategies are based on credit assessments of individual issues and sectors and are effectuated by expressing views on specific credits by taking long and/or short positions in cash debt and debt-related securities, which may include corporate debt, sovereign debt, credit derivatives, common and preferred stock, options and futures contracts, privately negotiated options, shares of investment companies, bonds, credit derivatives and other financial instruments.

Multi-Strategy/Relative Value: The Portfolio may employ long and/or short strategies designed to take advantage of an investment thesis which is predicated on realization of a spread between related yield instruments in which one or multiple components of the spread contains a fixed income, derivative, equity, real estate, master limited partnership or combination of these or other instruments.

Credit Arbitrage: The Portfolio may employ long and/or short strategies designed to isolate attractive opportunities in corporate fixed income securities; these include both

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Notes to Financial Statements

June 30, 2013 (Unaudited) (continued)

4.     Underlying Funds Trust (continued)
Relative Value — Long/Short Debt (formerly, Relative Value) (continued)
senior and subordinated claims as well as bank debt and other outstanding obligations, structuring positions with little or no broad credit market exposure.

Fixed Income Corporate: The Portfolio may employ long and/or short strategies designed to take advantage of an investment thesis which is predicated on the realization of a spread between related instruments in which one or multiple components of the spread is a corporate fixed income instrument.

Fixed Income — Sovereign: The Portfolio may employ long and/or short strategies designed to take advantage of an investment thesis which is predicated on the realization of a spread between related instruments in which one or multiple components of the spread is a sovereign fixed income instrument.

Fixed Income and High Yield Investment Strategies: The Portfolio may employ long and/or short strategies designed to take advantage of deeply discounted debt securities of companies that appear to have significant upside potential. The Portfolio may invest in debt securities that fall below investment grade debt — commonly referred to as “junk bonds.”

Swap Strategies: The Portfolio may use credit default swaps to maintain appropriate portfolio duration and convexity levels. The Portfolio may also enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. Also, credit default swaps provide an efficient tool for managing portfolio risk and thus are exclusively used for risk management activities.

Managed Futures Strategies

Investment Objective
The Managed Futures Strategies Portfolio seeks to achieve positive returns in both rising and falling equity markets with an annualized level of volatility that is generally lower than the historic level of volatility experienced by traditional equity markets.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio will allocate its assets to a “managed futures” strategy, which includes as a component, a “fixed income” sub-strategy. The managed futures strategy is intended to capture macroeconomic trends in the commodities and financial futures markets, and the fixed income strategy is intended to generate interest income and capital appreciation to add diversification to the returns generated by the Portfolio’s portfolio. The Advisor expects that the Portfolio’s

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Notes to Financial Statements

June 30, 2013 (Unaudited) (continued)

4.     Underlying Funds Trust (continued)
Managed Futures Strategies (continued)
investment strategy may result in a portfolio turnover rate in excess of 100% on an annual basis.

The principal strategies to be employed by the Portfolio include:

Managed Futures: The Portfolio pursues its managed futures strategy primarily by investing up to 25% of its total assets in Hatteras Trading Advisors, a wholly-owned and controlled subsidiary formed under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary is advised by the Advisor and has the same investment objective as the Portfolio. The Subsidiary is subject to compliance policies and procedures that are the same as the Portfolio’s compliance policies and procedures. The Subsidiary invests the majority of its assets in accounts, including collateral accounts for the purpose of entering into swap transactions, (“Trading Accounts”) traded by third-party commodity trading advisors (“Trading Advisors”). The Advisor monitors the performance of the Trading Advisors and Trading Accounts and seeks to achieve the Portfolio’s investment objective by allocating and reallocating the Subsidiary’s assets among Trading Accounts. The Advisor may decide to not allocate or reallocate assets to all Trading Accounts and may decide to not allocate assets evenly among the Trading Accounts. The Advisor allocates the assets of the Subsidiary among the Trading Accounts to provide exposure to each Trading Advisor’s managed futures programs which the Advisor believes to be complementary to one another and consistent with the aim of moderating risk by diversifying the Portfolio’s exposure to futures contracts and other derivative instruments across trading methodologies, trading time horizons, sectors and geography. “Managed futures program” refers to a Trading Advisor’s particular trading strategy or strategies which contribute to the Portfolio’s overall managed futures investment strategy. The Advisor expects the Trading Advisors to trade independently of each other and, as a group, to employ a wide variety of discretionary and systematic managed futures programs in the global currency futures, fixed income futures, commodity futures and equity futures markets.

Managed Futures— Discretionary: The Portfolio may employ discretionary strategies that are primarily reliant on the evaluation of market data, relationships and influences, as interpreted by an individual or group of individuals who make decisions on portfolio positions. These strategies employ an investment process most heavily influenced by top down analysis of macroeconomic variables. Positions may be traded actively in developed and emerging markets, focusing on both absolute and relative levels on equity markets, interest rates/fixed income markets, currency and commodity markets and frequently employing spread trades to isolate a differential between instruments identified by the Trading Advisor to be inconsistent with expected value. Portfolio positions typically are predicated on the evolution of investment themes the Trading Advisor expects to materialize over a relevant timeframe, which in many cases contain contrarian or volatility focused components.

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Notes to Financial Statements

June 30, 2013 (Unaudited) (continued)

4.     Underlying Funds Trust (continued)
Managed Futures Strategies (continued)
Managed Futures — Systematic: The Portfolio may employ systematic strategies that implement processes typically as a function of mathematical, algorithmic and technical models, with little or no influence of individuals over the portfolio positioning. These strategies employ an investment process designed to identify opportunities in markets exhibiting trending or momentum characteristics across individual instruments or asset classes. These strategies typically employ quantitative processes which focus on statistically robust or technical patterns in the return series of the asset, and typically focus on highly liquid instruments and maintain shorter holding periods than either discretionary or mean reverting strategies. Although some strategies seek to employ counter trend models, these strategies benefit most from an environment characterized by persistent, discernable trending behavior.

Fixed Income: The Portfolio expects to allocate the Portfolio’s assets that are not allocated to the Managed Futures Strategy to a fixed income strategy that invests primarily in investment grade fixed income securities (of all durations and maturities) and ETFs in order to generate interest income and capital appreciation, which may add diversification to the returns generated by the Portfolio’s managed futures portfolio. The fixed income strategy may also include investments in exchange-traded notes (“ETNs”).

Financial Information
The selected financial information presented below is for the Portfolios of the UFT.

	Six Months Ended		Year Ended
	June 30, 2013		December 31, 2012
	Total	Portfolio	Total	Portfolio
	Return	Turnover Rate	Return	Turnover Rate
Event Driven	12.04%	151%	5.80%	242%
Long Short Equity	5.68%	208%	0.09%	274%
Managed Futures Strategies*	2.51%	0%	2.26%	0%
Market Neutral	-4.03%	89%	3.89%	122%
Relative Value — Long/Short Debt	2.01%	121%	6.43%	249%

*	The Portfolio commenced operations on September 28, 2011.

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Notes to Financial Statements

June 30, 2013 (Unaudited) (continued)

4.     Underlying Funds Trust (continued)
Financial Information (continued)
Cost of purchases and proceeds from sales of the Portfolios for the six months ended June 30, 2013 (excluding short-term investment) were as follows:

	Alpha
	Purchases	Sales
Event Driven	$44,343,413	$(17,486,592)
Long Short Equity	30,556,023	(33,349,309)
Managed Futures	6,730,338	(21,105,340)
Market Neutral	11,069,977	(29,001,664)
Relative Value — Long/Short Debt	27,960,048	(57,706,888)
Total Purchases and Sales	$120,659,799	$(158,649,793)

	Long/Short Equity		Long/Short Debt
	Purchases	Sales	Purchases	Sales
Event Driven	$—	$—	$—	$—
Long Short Equity	8,267,539	(9,955,384)	—	—
Managed Futures	—	—	—	—
Market Neutral	—	—	—	—
Relative Value — Long/Short Debt	—	—	102,632,454	(2,973,711)
Total Purchases and Sales	$8,267,539	$(9,955,384)	$102,632,454	$(2,973,711)

	Hedged		Managed Futures
	Purchases	Sales	Purchases	Sales
Event Driven	$30,975,044	$(7,555,180)	$—	$—
Long Short Equity	31,460,984	(15,497,675)	—	—
Managed Futures	—	—	17,748	(388,010)
Market Neutral	14,002,957	(13,584,856)	—	—
Relative Value — Long/Short Debt	20,444,387	(14,212,962)	—	—
Total Purchases and Sales	$96,883,372	$(50,850,673)	$17,748	$(388,010)

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Notes to Financial Statements

June 30, 2013 (Unaudited) (continued)

5.     Federal Income Taxes
The cost basis of investments for federal income tax purposes at December 31, 2012 was as follows:

	Alpha	Long/Short Equity	Long/Short Debt
Cost of Investments	$416,024,556	$24,178,636	$16,537,344
Gross tax unrealized appreciation	42,403,530	948,456	670,910
Gross tax unrealized depreciation	(3,333,917)	(23,972)	—
Net tax unrealized appreciation (depreciation)	$39,069,613	$924,484	$670,910

	Managed Futures	Hedged
Cost of Investments	$764,617	$137,456,574
Gross tax unrealized appreciation	1,587	2,431,581
Gross tax unrealized depreciation	(2,001)	(255,745)
Net tax unrealized appreciation (depreciation)	$414	$2,175,836

At December 31, 2012 the components of distributable earnings/(losses) on a tax basis were as follows:

	Alpha	Long/Short Equity	Long/Short Debt
Net unrealized appreciation/(depreciation)	$39,069,613	$924,484	$670,910
Undistributed ordinary income	—	—	—
Capital loss carryover	(58,852,382)	—	—
Accumulated other gain/(loss)	1,258,633	—	—
Total distributable earnings/(losses)	$(18,524,136)	$924,484	$670,910

	Managed Futures	Hedged
Net unrealized appreciation/(depreciation)	$(414)	$2,175,836
Undistributed ordinary income	—	—
Capital loss carryover	—	—
Accumulated other gain/(loss)	—	—
Total distributable earnings/(losses)	$(414)	$2,175,836

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Notes to Financial Statements

June 30, 2013 (Unaudited) (continued)

5.     Federal Income Taxes (continued)
The tax character of distributions for the Funds was as follow:

	Long/Short	Long/Short
	Equity	Debt
Distributions paid from:
Ordinary income	$—	$1,548,270
Long-term capital gain	1,585,620	1,235,186
	$1,585,620	$2,783,456

The Funds hereby designate as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gain to zero for the tax year ended December 31, 2012.

No distribution calculation is required as of December 31, 2012 for Long/Short Equity and Long/Short Debt.

As of December 31, 2012 the Funds had accumulated capital loss carryovers of:

	Capital Loss
	Carryover	Expires
Alpha*	$39,003,430	12/31/2015
Alpha^	$19,848,952	12/31/2016

*	The entire amount of $39,003,430 is related to the merger of the Equity Options Overlay Portfolio, the Long/Short Equity-Global Portfolio and the Global Hedged Income Portfolio.

^	The entire amount of $19,848,952 is related to the merger of the Long/Short Equity Healthcare/Biotech Portfolio, the Long/Short Equity-REIT Portfolio and the Global Hedged Income Portfolio.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Funds. Although the Act provides several benefits, including the unlimited carryover of future short-term or long-term capital losses, there may be a greater likelihood that all or a portion of each Fund’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers.

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Notes to Financial Statements

June 30, 2013 (Unaudited) (continued)

6.	Investment Advisory Agreement, Operating Services Agreement and Other Expense Agreements
Investment Advisor
Pursuant to the investment advisory agreement by and between the Trust, on behalf of the Funds, and the Advisor (the “Advisory Agreement”), the Advisor is entitled to receive a monthly management fee based upon the average daily net assets of each of the Funds at the following annual rates:

Alpha	0.25%
Long/Short Equity	0.00%
Long/Short Debt	0.00%
Managed Futures	0.00%
Hedged	0.25%

Additionally, each Portfolio pays a management fee of 1.75% of such Portfolio’s average daily net assets to the Advisor, pursuant to the UFT’s investment advisory agreement with the Advisor.

The Advisor is responsible for paying fees to various shareholder servicing agents for performing shareholder servicing functions and maintaining shareholder accounts. These agents have entered into agreements with the Advisor (“Shareholder Servicing Agreement”) and perform these functions on behalf of their clients who own shares of the Funds. For this service, the Advisor receives an annual shareholder servicing fee equal to 0.25% of the average daily net assets of Alpha Fund’s No Load and Hedged Fund’s Institutional Class shares from which the shareholder servicing agents are paid.

The Advisor has also entered into an Operating Services Agreement, as amended (the “Services Agreement”) with the Funds to provide virtually all day-to-day services to the Funds. The Funds pay the Advisor an annual operating services fee at the following annual rates:

Alpha — No Load, Class A and Class C	1.59%
Alpha — Institutional Class	0.84%
Long/Short Equity — Class A	0.84%
Long/Short Equity — Institutional Class	0.59%
Long/Short Debt — Class A	0.84%
Long/Short Debt — Institutional Class	0.59%
Managed Futures — Class A	0.84%
Managed Futures — Institutional Class	0.59%
Hedged — Institutional Class	0.10%

Additionally, the UFT has entered into an operating services agreement with the Advisor, under which, each Portfolio pays the Advisor 0.25% of the Portfolio’s average daily net assets.

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Notes to Financial Statements

June 30, 2013 (Unaudited) (continued)

6.	Investment Advisory Agreement, Operating Services Agreement and Other Expense Agreements (continued)
Investment Advisor (continued)
Beginning October 1, 2011, the Advisor has contractually agreed to waive all or a portion of its operating services fees and/or pay expenses of the Fund to ensure that its Net Annual Fund Operating Expenses do not exceed a certain percentage of each Fund’s annual average net assets (the “Expense Caps”). The Expense Caps will remain in effect through at least September 30, 2014, and may be terminated only by the Board. The Advisor may request recoupment of previously waived fees and paid expenses from a Fund for three years from the date they were waived or paid, subject to the Expense Caps. Because the Funds primarily invest in the UFT, these acquired fund fees and expenses, combined with the Advisory Agreement, the Shareholder Servicing Agreement, the Rule 12b-1 Plan the Services Agreement and the Expense Cap, result in a cap or ceiling on each Fund’s ordinary annual operating expenses at the following annual rates (excluding brokerage commissions and portfolio trading transfer tax, interest on Fund borrowings, dividends paid on short sales, taxes, acquired fund fees and expenses associated with investments in non-affiliated investment companies, litigation and other extraordinary expenses):

				Institutional
	No Load	Class A	Class C	Class
Alpha	3.99%	3.99%	4.74%	2.99%
Long/Short Equity	n/a	2.99%	n/a	2.49%
Long/Short Debt	n/a	2.99%	n/a	2.49%
Managed Futures	n/a	2.99%	n/a	2.49%
Hedged	n/a	n/a	n/a	2.25%

Under the terms of the Services Agreement, subject to the supervision of the Board of Trustees, the Advisor will provide, or arrange to provide, essentially all day-to-day operational services to the Funds. The Advisor pays all fees and expenses associated with the services it provides, including, but not limited to, expenses of legal compliance, shareholder communications and meetings of the shareholders. The Advisor will pay all expenses related to marketing the Funds as well as related bookkeeping expenses.

Any waiver is subject to later adjustments to allow the Advisor to recoup amounts previously waived to the extent actual fees and expenses for a fiscal period are less than a Fund’s Expense Cap, provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three years from the date such amount was

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Notes to Financial Statements

June 30, 2013 (Unaudited) (continued)

6.	Investment Advisory Agreement, Operating Services Agreement and Other Expense Agreements (continued)
Investment Advisor (continued)
waived or reimbursed. Amounts subject to future recoupment as of June 30, 2013 are as follows:

	Recoverable	Year of
	Amount	Expiration
Alpha	$200,958	12/31/2014
Alpha	$397,003	12/31/2015
Alpha	$195,908	12/31/2016
Long/Short Equity	$10,110	12/31/2014
Long/Short Equity	$56,013	12/31/2015
Long/Short Equity	$6,750	12/31/2016
Long/Short Debt	$8,268	12/31/2014
Long/Short Debt	$22,254	12/31/2015
Managed Futures	$324	12/31/2016
Hedged	$3,721	12/31/2014
Hedged	$40,182	12/31/2015
Hedged	$77,508	12/31/2016

Distribution
Hatteras Capital Distributors, LLC, an affiliate of the Advisor, serves as the distributor (the “Distributor”) for the Funds. The Advisor compensates the Distributor under a distribution agreement in place between the two entities. The Advisor is also responsible for paying fees to various shareholder servicing agents for performing shareholder servicing functions and maintaining shareholder accounts. For this service, the Distributor receives an annual distribution and service (Rule 12b-1) fee equal to 0.25% of the Class A shares’ average daily net assets. The Alpha Class C is subject to a Rule 12b-1 Distribution Plan in which the Advisor also compensates the Distributor in the amount of 1.00% of the average daily net assets attributable to Class C shares.

Other Service Providers
US Bancorp Fund Services (the “Administrator”) provides fund accounting, fund administration, and transfer agency services to the Funds. The Advisor compensates the Administrator for these services under an administration agreement between the two entities.

Trustees and Officers
The Advisor pays each independent Trustee an annual retainer fee for service to the Funds. Each Trustee is also reimbursed by the Advisor for all reasonable out-of-pocket expenses incurred in connection with his duties as Trustee, including travel and related expenses incurred in attending Board meetings.

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Notes to Financial Statements

June 30, 2013 (Unaudited) (continued)

7.     Capital Share Transactions
Transactions in shares of each Fund were as follows:

				Alpha
	Alpha	Alpha	Alpha	Institutional
	No Load	Class A	Class C	Class
Shares outstanding, December 31, 2011	33,066,114	306,690	2,657,314	1,971,722
Shares sold	9,673,795	987,879	1,133,676	24,176,171
Shares issued to shareholders in reinvestment of distributions	—	—	—	—
Shares redeemed	(21,862,353)	(211,586)	(713,159)	(8,430,222)
Shares outstanding, December 31, 2012	20,877,556	1,082,983	3,077,831	17,717,671
Shares sold	2,437,668	47,154	240,747	15,513,044
Shares issued to shareholders in reinvestment of distributions	—	—	—	—
Shares redeemed	(13,210,782)	(444,624)	(707,129)	(7,268,510)
Shares outstanding, June 30, 2013	10,104,442	685,513	2,611,449	25,962,205

Transactions in shares of each Fund were as Follows:

		Long/Short		Long/Short
	Long/Short	Equity	Long/Short	Debt
	Equity	Institutional	Debt	Institutional
	Class A	Class	Class A	Class

Shares outstanding, December 31, 2011	293,663	8,959,881	581,446	4,446,983
Shares sold	166,640	1,534,646	625,432	661,931
Shares issued to shareholders in reinvestment of distributions	4,475	48,124	61,198	46,715
Shares redeemed	(260,164)	(8,192,664)	(332,431)	(4,227,343)
Shares outstanding, December 31, 2012	204,614	2,349,987	935,645	928,286
Shares Sold	31,284	881,631	2,655,758	9,339,219
Shares issued to shareholders in reinvestment of distributions	—	—	26,964	35,878
Shares redeemed	(116,026)	(985,143)	(88,529)	(1,132,079)
Shares outstanding, June 30, 2013	119,872	2,246,475	3,529,838	9,171,304

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Notes to Financial Statements

June 30, 2013 (Unaudited) (continued)

7.     Capital Share Transactions (continued)
		Managed
	Managed	Futures	Hedged
	Futures	Institutional	Institutional
	Class A	Class	Class
Shares outstanding, December 31, 2011	N/A	N/A	3,753,526
Shares sold	1,000	76,178	10,571,720
Shares issued to shareholders in reinvestment of distributions	—	—	—
Shares redeemed		—	(511,832)
Shares outstanding, December 31, 2012	1,000	76,178	13,813,414
Shares sold	1,003	1,805	8,359,707
Shares issued to shareholders in reinvestment of distributions	—	—	—
Shares redeemed	—	(38,871)	(3,960,578)
Shares outstanding, June 30, 2013	2,003	39,112	18,212,543

8.     Transactions with Affiliates
Pursuant to Section (2)(a)(3) of the 1940 Act, if any of the Portfolios own 5% or more of the outstanding voting securities of an issuer, the issuer is deemed to be an affiliate of that Fund. During the period ended June 30, 2013, the Funds owned the following positions in such companies for investment purposes only:

Alpha:
							2013
	Share			Share		2013	Change in
	Balance at			Balance at	Value at	Realized	Unrealized
Issuer	December 31,			June 30,	June 30,	Gains	Gains
Name	2012	Purchases	Sales	2013	2013	(Losses)	(Losses)
Event Driven	6,285,207	4,388,771	(1,716,711)	8,957,267	$94,219,705	$362,507	$7,990,458
Long/Short Equity	20,948,089	4,285,534	(4,681,261)	20,552,362	148,065,384	355,924	7,695,436
Managed Futures Strategies	6,974,772	670,469	(2,103,036)	5,542,205	56,547,794	(30,806)	1,576,242
Market Neutral	7,083,536	1,349,499	(3,444,637)	4,988,398	40,771,671	366,561	(1,992,970)
Relative Value — Long/Short Debt	13,373,366	3,022,105	(6,257,270)	10,138,201	93,574,578	1,513,516	811,002

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Notes to Financial Statements

June 30, 2013 (Unaudited) (continued)

8.     Transactions with Affiliates (continued)
Long/Short Equity:
							2013
	Share			Share		2013	Change in
	Balance at			Balance at	Value at	Realized	Unrealized
Issuer	December 31,			June 30,	June 30,	Gains	Gains
Name	2012	Purchases	Sales	2013	2013	(Losses)	(Losses)
Long/Short Equity	3,588,311	1,159,586	(1,400,492)	3,347,405	$24,115,713	$167,833	$1,173,351

Long/Short Debt:
							2013
	Share			Share		2013	Change in
	Balance at			Balance at	Value at	Realized	Unrealized
Issuer	December 31,			June 30,	June 30,	Gains	Gains
Name	2012	Purchases	Sales	2013	2013	(Losses)	(Losses)
Relative Value — Long/Short Debt	1,755,346	11,089,450	(323,579)	12,521,217	$115,569,585	$4,245	$24,173

Managed Futures:
							2013
	Share			Share		2013	Change in
	Balance at			Balance at	Value at	Realized	Unrealized
Issuer	December 31,			June 30,	June 30,	Gains	Gains
Name	2012	Purchases	Sales	2013	2013	(Losses)	(Losses)
Managed Futures Strategies	76,817	1,802	(38,772)	39,847	$406,563	$1,132	$11,602

Hedged:
							2013
	Share			Share		2013	Change in
	Balance at			Balance at	Value at	Realized	Unrealized
Issuer	December 31,			June 30,	June 30,	Gains	Gains
Name	2012	Purchases	Sales	2013	2013	(Losses)	(Losses)
Event Driven	1,635,484	3,034,685	(720,282)	3,949,887	$41,548,067	$158,553	$2,614,586
Long/Short Equity	6,816,884	4,411,913	(2,135,993)	9,092,804	65,507,289	282,647	2,789,269
Market Neutral	3,906,046	1,682,594	(1,626,824)	3,961,816	32,381,114	(325,892)	(978,499)

forty-six

hatteras alternative mutual funds trust

Notes to Financial Statements

June 30, 2013 (Unaudited) (continued)

8.     Transactions with Affiliates (continued)
							2013
	Share			Share		2013	Change in
	Balance at			Balance at	Value at	Realized	Unrealized
Issuer	December 31,			June 30,	June 30,	Gains	Gains
Name	2012	Purchases	Sales	2013	2013	(Losses)	(Losses)
Relative Value — Long/Short Debt	4,852,728	2,215,660	(1,526,963)	5,541,425	$51,146,800	$150,042	$859,788

9.     Credit Facility
For cash management purposes, the Funds have the ability to utilize a credit facility provided by U.S. Bank N.A. under a Loan Agreement (“Agreement”) dated January 18, 2012. The Funds may borrow up to 33.3% of the Funds’ net assets, with a maximum principal amount of $50,000,000. The Funds’ investments in the UFT are pledged as collateral for the credit facility. The Agreement can be terminated by either the Funds or U.S. Bank N.A.

At June 30, 2013, no amount was outstanding under the Agreement. The maximum amount outstanding during the six months ended June 30, 2013 under the credit facility for Alpha, Long/Short Equity, Long/Short Debt, Managed Futures and Hedged was $20,400,000, $1,437,000, $714,000, $244,000 and $29,321,000, respectively. For the same period Alpha, Long/Short Equity, Long/Short Debt, Managed Futures and Hedged had an outstanding average daily balance of $802,111, $21,807, $8,547, $4,359 and $193,751, respectively, under the credit facility. For the six months ended June 30, 2013, the weighted average rate paid on the loan for Alpha, Long/Short Equity, Long/Short Debt, Managed Futures and Hedged was 3.25%. As collateral for the loan, the Funds are required under the loan and pledge agreements to maintain assets consisting of cash, cash equivalents or liquid securities. The collateral is required to be adjusted daily to reflect changes in the amount of the loan outstanding.

10.    Offering Price Per Share
The public offering price for Class A shares is the net asset value plus a sales charge, which varies in accordance with the amount of the purchase up to a maximum of 4.75% for the Funds. A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 18 months of purchase. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the redemption value of the Class A Shares redeemed. Class C Shares include a 1.00% CDSC paid by shareholders that redeemed their shares within 364 days of purchase. As a result the redemption price may differ from the net asset value per forty-seven

hatteras alternative mutual funds trust

Notes to Financial Statements

June 30, 2013 (Unaudited) (continued)

10.    Offering Price Per Share (continued)
share. The public offering price for No Load and Institutional Class shares are the respective net asset values. Sales charges are not an expense of the Funds and are not reflected in the financial statements of the Funds.

11.    Subsequent Events
In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

On June 26, 2013, the Board approved the filing of a registration statement establishing and designating Class C Shares of the Hatteras Long/Short Debt Fund to be effective during the third quarter of 2013.

forty-eight

hatteras alternative mutual funds trust

Notes to Financial Statements

June 30, 2013 (Unaudited) (continued)

Hatteras Alternative Mutual Funds Trust
Financial Highlights

	No Load
	Six Months
	Ended		Year Ended
Hatteras Alpha Hedged	June 30, 2013
Strategies Fund	(Unaudited)		2012	2011	2010	2009	2008
Per Share Data(1):
Net Asset Value, Beginning of Period	$10.59		$10.48	$10.41	$10.00	$8.95	$13.30
Gain (Loss) from Investment Operations:
Net investment income (loss)(2)		(0.11)	(0.22)	(0.19)	(0.12)	(0.13)	(0.16)
Net realized and unrealized gain (loss) on investments	0.44		0.33	0.27	0.55	1.80	(4.04)
Total Gain (Loss) from Investment Operations	0.33		0.11	0.08	0.43	1.67	(4.20)
Less Dividends and Distributions:
Net investment income	—		—	(0.01)	(0.02)	(0.62)	(0.13)
Net realized gains	—		—	—	—	—	(0.02)
Total Dividends and Distributions	—		—	(0.01)	(0.02)	(0.62)	(0.15)
Net Asset Value, End of Period	$10.92		$10.59	$10.48	$10.41	$10.00	$8.95
Total Return	3.12	%(6)	1.05%	0.76%	4.34%	18.95%	(31.63)%

The accompanying notes are an integral part of these financial statements.

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Notes to Financial Statements

June 30, 2013 (Unaudited) (continued)

Hatteras Alternative Mutual Funds Trust (continued)
Financial Highlights (continued)

	No Load
	Six Months
	Ended		Year Ended
Hatteras Alpha Hedged	June 30, 2013
Strategies Fund	(Unaudited)		2012	2011	2010	2009	2008
Ratios/Supplemental Data:
Net assets (000’s omitted), end of period	$110,390		$221,000	$346,382	$297,715	$236,957	$314,600
Ratio of expenses including dividends on short positions and interest expense to average net assets(3)(4)(7):	4.67	%(5)	4.84%	4.62%	4.78%	5.97%	5.84%
Ratio of expenses excluding dividends on short positions and interest expense to average net assets(3):	3.99	%(5)	3.99%	3.89%	3.90%	3.99%	3.99%
Ratio of net investment income (loss) including dividends on short positions and interest expense to average net assets:	(2.01	)%(5)	(2.04)%	(1.76)%	(1.17)%	(1.35)%	(1.32)%
Ratio of dividends on short positions and interest expense to average net assets(4):	0.68	%(5)	0.85%	0.73%	0.88%	1.98%	1.85%
Portfolio turnover rate	28	%(6)	41%	45%	33%	54%	19%

(1)	Information presented relates to a share of capital stock outstanding for the entire period.
(2)	Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(3)
Includes expenses from the Underlying Funds Trust in which the Fund invests. For six months ended June 30, 2013, and the years ended December 31, 2012, December 31, 2011, and December 31, 2010, the indirect annualized expense ratio for such expenses is 1.99%, 1.98%, 2.26%, and 2.91%, respectively, for the annual operating expenses, plus interest and dividends on short sales. For all other years the indirect annualized expense ratio was 3.00%. See Note 6 of Notes to Financial Statements for a further explanation of the expense arrangements.

(4)	Includes interest expense and dividends on short positions from the Underlying Funds Trust in which the Fund invests.
(5)	Annualized.
(6)	Not Annualized.
(7)
Amount presented is net of waiver. For the six months ended June 30, 2013, and the years ended December 31, 2012, December 31, 2011, December 31, 2010, December 31, 2009, and December 31, 2008, the ratio of expenses gross of waiver is 4.76%, 4.93%, 4.68%, 4.78%, 5.97%, and 5.84% respectively.

The accompanying notes are an integral part of these financial statements.

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Notes to Financial Statements

June 30, 2013 (Unaudited) (continued)

Hatteras Alternative Mutual Funds Trust (continued)
Financial Highlights (continued)

	Class A
				Period from
	Six Months			May 2, 2011
	Ended		Year Ended	through
	June 30, 2013		December 31,	December 31,
Hatteras Alpha Hedged Strategies Fund	(Unaudited)		2012	2011(1)
Per Share Data(2):
Net Asset Value, Beginning of Period	$10.58		$10.47	$10.81
Gain (Loss) from Investment Operations:
Net investment income (loss)(3)	(0.11)		(0.22)	(0.15)
Net realized and unrealized gain (loss) on investments	0.45		0.33	(0.18)
Total Gain (Loss) from Investment Operations	0.34		0.11	(0.33)
Less Dividends and Distributions:
Net investment income	—		—	(0.01)
Net realized gains	—		—	—
Total Dividends and Distributions	—		—	(0.01)
Net Asset Value, End of Period	$10.92		$10.58	$10.47
Total Return	3.21	%(4)	1.05%	(3.06	)%(4)
Ratios/Supplemental Data:
Net assets (000’s omitted), end of period	$7,489		$11,460	$3,212
Ratio of expenses including dividends on short positions and interest expense to average net assets(6)(7)(8):	4.67	%(5)	4.84%	4.79	%(5)
Ratio of expenses excluding dividends on short positions and interest expense to average net assets(6):	3.99	%(5)	3.99%	3.97	%(5)
Ratio of net investment income (loss) including dividends on short positions and interest expense to average net assets:	(2.01	)%(5)	(2.04)%	(2.17	)%(5)
Ratio of dividends on short positions and tax expense to average net assets(7):	0.68	%(5)	0.85%	0.82	%(5)
Portfolio turnover rate	28	%(4)	41%	45%

(1)	The class commenced operations on May 2, 2011.
(2)	Information presented relates to a share of capital stock outstanding for the entire period.
(3)	Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(4)	Not Annualized.
(5)	Annualized.
(6)
Includes expenses from the Underlying Funds Trust in which the Fund invests. For six months ended June 30, 2013, the year ended December 31, 2012, and the period from May 2, 2011 through December 31, 2011, the indirect annualized expense ratio for such expenses is 1.99%, 1.98%, and 1.92%, respectively, for the annual operating expenses, plus interest and dividends on short sales. See Note 6 of Notes to Financial Statements for a further explanation of the expense arrangements.

(7)	Includes interest expense and dividends on short positions from the Underlying Funds Trust in which the Fund invests.
(8)
Amount presented is net of waiver. For the six months ended June 30, 2013, the year ended December 31, 2012, and the period from May 2, 2011 through December 31, 2011, the ratio of expenses gross of waiver is 4.76%, 4.93%, and 4.80% respectively.

The accompanying notes are an integral part of these financial statements.

fifty-one

hatteras alternative mutual funds trust

Notes to Financial Statements

June 30, 2013 (Unaudited) (continued)

Hatteras Alternative Mutual Funds Trust (continued)
Financial Highlights (continued)

	Class C
	Six Months
	Ended		Year Ended
Hatteras Alpha Hedged	June 30, 2013
Strategies Fund	(Unaudited)		2012	2011	2010	2009	2008
Per Share Data:(1)
Net Asset Value, Beginning of Period	$10.28		$10.25	$10.27	$9.93	$8.88	$13.18
Gain (Loss) from Investment Operations:
Net investment income (loss)(2)	(0.14)		(0.29)	(0.27)	(0.19)	(0.20)	(0.24)
Net realized and unrealized gain (loss) on investments	0.43		0.32	0.26	0.53	1.79	(3.99)
Total Gain (Loss) from Investment Operations	0.29		0.03	(0.01)	0.34	1.59	(4.23)
Less Dividends and Distributions:
Net investment income	—		—	(0.01)	—	(0.54)	(0.06)
Net realized gains	—		—	—	—	—	(0.01)
Total Dividends and Distributions	—		—	(0.01)	—	(0.54)	(0.07)
Net Asset Value, End of Period	$10.57		$10.28	$10.25	$10.27	$9.93	$8.88
Total Return	2.82	%(6)	0.29%	(0.11)%	3.42%	18.13%	(32.17)%

The accompanying notes are an integral part of these financial statements.

fifty-two

hatteras alternative mutual funds trust

Notes to Financial Statements

June 30, 2013 (Unaudited) (continued)

Hatteras Alternative Mutual Funds Trust (continued)
Financial Highlights (continued)

	Class C
	Six Months
	Ended		Year Ended
Hatteras Alpha Hedged	June 30, 2013
Strategies Fund	(Unaudited)		2012	2011	2010	2009	2008
Ratios/Supplemental Data:
Net assets (000’s omitted), end of period	$27,615		$31,646	$27,242	$20,518	$22,386	$28,692
Ratio of expenses including dividends on short positions and interest expense to average net assets(3)(4)(7):	5.42	%(5)	5.59%	5.44%	5.53%	6.72%	6.59%
Ratio of expenses excluding dividends on short positions and interest expense to average net assets(3):	4.74	%(5)	4.74%	4.71%	4.65%	4.74%	4.74%
Ratio of net investment income (loss) including dividends on short positions and interest expense to average net assets:	(2.76	)%(5)	(2.79)%	(2.57)%	(1.92)%	(2.10)%	(2.07)%
Ratio of dividends on short positions and interest expense to average net assets(4):	0.68	%(5)	0.85%	0.73%	0.88%	1.98%	1.85%
Portfolio turnover rate	28	%(6)	41%	45%	33%	54%	19%

(1)	Information presented relates to a share of capital stock outstanding for the entire period.
(2)	Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(3)
Includes expenses from the Underlying Funds Trust in which the Fund invests. For six months ended June 30, 2013, and the years ended December 31, 2012, December 31, 2011, and December 31, 2010, the indirect annualized expense ratio for such expenses is 1.99%, 1.98%, 2.26%, and 2.91%, respectively, for the annual operating expenses, plus interest and dividends on short sales. For all other years the indirect annualized expense ratio was 3.00%. See Note 6 of Notes to Financial Statements for a further explanation of the expense arrangements.

(4)	Includes interest expense and dividends on short positions from the Underlying Funds Trust in which the Fund invests.
(5)	Annualized.
(6)	Not Annualized.
(7)
Amount presented is net of waiver. For the six months ended June 30, 2013, and the years ended December 31, 2012, December 31, 2011, December 31, 2010, December 31, 2009, and December 31, 2008, the ratio of expenses gross of waiver is 5.51%, 5.68%, 5.44%, 5.53%, 6.72%, and 6.59% respectively.

The accompanying notes are an integral part of these financial statements.

fifty-three

hatteras alternative mutual funds trust

Notes to Financial Statements

June 30, 2013 (Unaudited) (continued)

Hatteras Alternative Mutual Funds Trust (continued)
Financial Highlights (continued)

	Institutional Class
				Period from
				September 30,
	Six Months			2011
	Ended		Year Ended	through
	June 30, 2013		December 31,	December 31,
Hatteras Alpha Hedged Strategies Fund	(Unaudited)		2012	2011(1)
Per Share Data(2):
Net Asset Value, Beginning of Period	$10.72		$10.50	$10.28
Gain (Loss) from Investment Operations:
Net investment income (loss)(3)	(0.06)		(0.11)	(0.03)
Net realized and unrealized gain (loss) on investments	0.46		0.33	0.26
Total Gain (Loss) from Investment Operations	0.40		0.22	0.23
Less Dividends and Distributions:
Net investment income	—		—	(0.01)
Net realized gains	—		—	—
Total Dividends and Distributions	—		—	(0.01)
Net Asset Value, End of Period	$11.12		$10.72	$10.50
Total Return	3.73	%(4)	2.10%	2.23	%(4)
Ratios/Supplemental Data:
Net assets (000’s omitted), end of period	$288,647		$189,889	$20,709
Ratio of expenses including dividends on short positions and interest expense to average net assets(6)(7)(8):	3.67	%(5)	3.84%	3.82	%(5)
Ratio of expenses excluding dividends on short positions and interest expense to average net assets(6):	2.99	%(5)	2.99%	2.99	%(5)
Ratio of net investment income (loss) including dividends on short positions and interest expense to average net assets:	(1.01	)%(5)	(1.04)%	(1.21	)%(5)
Ratio of dividends on short positions and tax expense to average net assets(7):	0.68	%(5)	0.85%	0.83	%(5)
Portfolio turnover rate	28	%(4)	41%	45%

(1)	The class commenced operations on September 30, 2011.
(2)	Information presented relates to a share of capital stock outstanding for the entire period.
(3)	Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(4)	Not Annualized.
(5)	Annualized.
(6)
Includes expenses from the Underlying Funds Trust in which the Fund invests. For six months ended June 30, 2013, the year ended December 31, 2012, and the period from September 30, 2011 through December 31, 2011, the indirect annualized expense ratio for such expenses is 1.99%, 1.98%, and 1.92%, respectively, for the annual operating expenses, plus interest and dividends on short sales. See Note 6 of Notes to Financial Statements for a further explanation of the expense arrangements.

(7)	Includes interest expense and dividends on short positions from the Underlying Funds Trust in which the Fund invests.
(8)
Amount presented is net of waiver. For the six months ended June 30, 2013, the year ended December 31, 2012, and the period from September 30, 2011 through December 31, 2011, the ratio of expenses gross of waiver is 3.76%, 3.93%, and 3.84% respectively.

The accompanying notes are an integral part of these financial statements.

fifty-four

hatteras alternative mutual funds trust

Notes to Financial Statements

June 30, 2013 (Unaudited) (continued)

Hatteras Alternative Mutual Funds Trust (continued)
Financial Highlights (continued)

	Class A
				Period from
	Six Months			May 2, 2011
	Ended		Year Ended	through
	June 30, 2013		December 31,	December 31,
Hatteras Long/Short Equity Fund	(Unaudited)		2012	2011(1)
Per Share Data(2):
Net Asset Value, Beginning of Period	$9.75		$10.08	$10.00
Gain (Loss) from Investment Operations:
Net investment income (loss)(3)	(0.05)		(0.10)	(0.07)
Net realized and unrealized gain (loss) on investments	0.54		(0.02)	0.15
Total Gain (Loss) from Investment Operations	0.49		(0.12)	0.08
Less Dividends and Distributions:
Net investment income	—		—	—
Net realized gains	—		(0.21)	—
Total Dividends and Distributions	—		(0.21)	—
Net Asset Value, End of Period	$10.24		$9.75	$10.08
Total Return	5.03	%(4)	(1.17)%	0.80	%(4)
Ratios/Supplemental Data:
Net assets (000’s omitted), end of period	$1,228		$1,996	$2,959
Ratio of expenses including dividends on short positions and interest expense to average net assets(6)(7)(8):	3.98	%(5)	3.99%	3.55	%(5)
Ratio of expenses excluding dividends on short positions and interest expense to average net assets(6):	2.99	%(5)	2.99%	2.92	%(5)
Ratio of net investment income (loss) including dividends on short positions and interest expense to average net assets:	(1.04	)%(5)	(1.03)%	(1.03	)%(5)
Ratio of dividends on short positions and interest expense to average net assets(7):	0.99	%(5)	1.00%	0.63	%(5)
Portfolio turnover rate	35	%(4)	22%	3%

(1)	The fund commenced operations on May 2, 2011.
(2)	Information presented relates to a share of capital stock outstanding for the entire period.
(3)	Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(4)	Not Annualized.
(5)	Annualized.
(6)
Includes expenses from the Underlying Funds Trust in which the Fund invests. For six months ended June 30, 2013, the year ended December 31, 2012, and the period from May 2, 2011 through December 31, 2011, the indirect annualized expense ratio for such expenses is 1.96%, 1.97%, and 1.88%, respectively, for the annual operating expenses, plus interest and dividends on short sales. See Note 6 of Notes to Financial Statements for a further explanation of the expense arrangements.

(7)	Includes interest expense and dividends on short positions from the Underlying Funds Trust in which the Fund invests.
(8)
Amount presented is net of waiver. For the six months ended June 30, 2013, the year ended December 31, 2012, and the period from May 2, 2011 through December 31, 2011, the ratio of expenses gross of waiver is 4.03%, 4.06%, and 3.58% respectively.

The accompanying notes are an integral part of these financial statements.

fifty-five

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Notes to Financial Statements

June 30, 2013 (Unaudited) (continued)

Hatteras Alternative Mutual Funds Trust (continued)
Financial Highlights (continued)

	Institutional Class
				Period from
	Six Months			May 2, 2011
	Ended		Year Ended	through
	June 30, 2013		December 31,	December 31,
Hatteras Long/Short Equity Fund	(Unaudited)		2012	2011(1)
Per Share Data(2):
Net Asset Value, Beginning of Period	$9.83		$10.10	$10.00
Gain (Loss) from Investment Operations:
Net investment income (loss)(3)	(0.03)		(0.05)	(0.03)
Net realized and unrealized gain (loss) on investments	0.54		(0.01)	0.13
Total Gain (Loss) from Investment Operations	0.51		(0.06)	0.10
Less Dividends and Distributions:
Net investment income	—		—	—
Net realized gains	—		(0.21)	—
Total Dividends and Distributions	—		(0.21)	—
Net Asset Value, End of Period	$10.34		$9.83	$10.10
Total Return	5.19	%(4)	(0.67)%	1.00	%(4)
Ratios/Supplemental Data:
Net assets (000’s omitted), end of period	$23,236		$23,093	$90,501
Ratio of expenses including dividends on short positions and interest expense to average net assets(6)(7)(8):	3.48	%(5)	3.49%	3.04	%(5)
Ratio of expenses excluding dividends on short positions and interest expense to average net assets(6):	2.49	%(5)	2.49%	2.41	%(5)
Ratio of net investment income (loss) including dividends on short positions and interest expense to average net assets:	(0.54	)%(5)	(0.53)%	(0.53	)%(5)
Ratio of dividends on short positions and interest expense to average net assets(7):	0.99	%(5)	1.00%	0.63	%(5)
Portfolio turnover rate	35	%(4)	22%	3%

(1)	The fund commenced operations on May 2, 2011.
(2)	Information presented relates to a share of capital stock outstanding for the entire period.
(3)	Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(4)	Not Annualized.
(5)	Annualized.
(6)
Includes expenses from the Underlying Funds Trust in which the Fund invests. For six months ended June 30, 2013, the year ended December 31, 2012, and the period from May 2, 2011 through December 31, 2011, the indirect annualized expense ratio for such expenses is 1.96%, 1.97%, and 1.88%, respectively, for the annual operating expenses, plus interest and dividends on short sales. See Note 6 of Notes to Financial Statements for a further explanation of the expense arrangements.

(7)	Includes interest expense and dividends on short positions from the Underlying Funds Trust in which the Fund invests.
(8)
Amount presented is net of waiver. For the six months ended June 30, 2013, the year ended December 31, 2012, and the period from May 2, 2011 through December 31, 2011, the ratio of expenses gross of waiver is 3.53%, 3.56%, and 3.07% respectively.

The accompanying notes are an integral part of these financial statements.

fifty-six

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Notes to Financial Statements

June 30, 2013 (Unaudited) (continued)

Hatteras Alternative Mutual Funds Trust (continued)
Financial Highlights (continued)

	Class A
				Period from
	Six Months			May 2, 2011
	Ended		Year Ended	through
	June 30, 2013		December 31,	December 31,
Hatteras Long/Short Debt Fund	(Unaudited)		2012	2011(1)
Per Share Data(2):
Net Asset Value, Beginning of Period	$9.38		$9.63	$10.00
Gain (Loss) from Investment Operations:
Net investment income (loss)(3)	(0.05)		(0.10)	(0.07)
Net realized and unrealized gain (loss) on investments	0.19		0.60	(0.30)
Total Gain (Loss) from Investment Operations	0.14		0.50	(0.37)
Less Dividends and Distributions:
Net investment income	(0.13)		(0.45)	—
Net realized gains	—		(0.30)	—
Total Dividends and Distributions	(0.13)		(0.75)	—
Net Asset Value, End of Period	$9.39		$9.38	$9.63
Total Return	1.47%		5.13%	(3.70	)%(4)
Ratios/Supplemental Data:
Net assets (000’s omitted), end of period	$33,135		$8,772	$5,598
Ratio of expenses including dividends on short positions and interest expense to average net assets(6)(7)(8):	3.47	%(5)	3.54%	3.31	%(5)
Ratio of expenses excluding dividends on short positions and interest expense to average net assets(6):	2.99	%(5)	2.99%	2.88	%(5)
Ratio of net investment income (loss) including dividends on short positions and interest expense to average net assets:	(1.09	)%(5)	(1.04)%	(1.01	)%(5)
Ratio of dividends on short positions and interest expense to average net assets(7):	0.48	%(5)	0.55%	0.43	%(5)
Portfolio turnover rate	8	%(4)	30%	5%

(1)	The fund commenced operations on May 2, 2011.
(2)	Information presented relates to a share of capital stock outstanding for the entire period.
(3)	Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(4)	Not Annualized.
(5)	Annualized.
(6)
Includes expenses from the Underlying Funds Trust in which the Fund invests. For six months ended June 30, 2013, the year ended December 31, 2012, and the period from May 2, 2011 through December 31, 2011, the indirect annualized expense ratio for such expenses is 1.90%, 1.95%, and 1.86%, respectively, for the annual operating expenses, plus interest and dividends on short sales. See Note 6 of Notes to Financial Statements for a further explanation of the expense arrangements.

(7)	Includes interest expense and dividends on short positions from the Underlying Funds Trust in which the Fund invests.
(8)
Amount presented is net of waiver. For the six months ended June 30, 2013, the year ended December 31, 2012, and the period from May 2, 2011 through December 31, 2011, the ratio of expenses gross of waiver is 3.47%, 3.59%, and 3.35% respectively.

The accompanying notes are an integral part of these financial statements.

fifty-seven

hatteras alternative mutual funds trust

Notes to Financial Statements

June 30, 2013 (Unaudited) (continued)

Hatteras Alternative Mutual Funds Trust (continued)
Financial Highlights (continued)

	Institutional Class
				Period from
	Six Months			May 2, 2011
	Ended		Year Ended	through
	June 30, 2013		December 31,	December 31,
Hatteras Long/Short Debt Fund	(Unaudited)		2012	2011(1)
Per Share Data(2):
Net Asset Value, Beginning of Period	$9.58		$9.65	$10.00
Gain (Loss) from Investment Operations:
Net investment income (loss)(3)	(0.03)		(0.05)	(0.03)
Net realized and unrealized gain (loss) on investments	0.20		0.61	(0.32)
Total Gain (Loss) from Investment Operations	0.17		0.56	(0.35)
Less Dividends and Distributions:
Net investment income	(0.15)		(0.33)	—
Net realized gains	—		(0.30)	—
Total Dividends and Distributions	(0.15)		(0.63)	—
Net Asset Value, End of Period	$9.60		$9.58	$9.65
Total Return	1.74	%(4)	5.79%	(3.50	)%(4)
Ratios/Supplemental Data:
Net assets (000’s omitted), end of period	$88,066		$8,894	$42,934
Ratio of expenses including dividends on short positions and interest expense to average net assets(6)(7)(8):	2.97	%(5)	3.04%	2.81	%(5)
Ratio of expenses excluding dividends on short positions and interest expense to average net assets(6):	2.49	%(5)	2.49%	2.38	%(5)
Ratio of net investment income (loss) including dividends on short positions and interest expense to average net assets:	(0.59	)%(5)	(0.54)%	(0.51	)%(5)
Ratio of dividends on short positions and interest expense to average net assets(7):	0.48	%(5)	0.55%	0.43	%(5)
Portfolio turnover rate	8	%(4)	30%	5%

(1)	The fund commenced operations on May 2, 2011.
(2)	Information presented relates to a share of capital stock outstanding for the entire period.
(3)	Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(4)	Not Annualized.
(5)	Annualized.
(6)
Includes expenses from the Underlying Funds Trust in which the Fund invests. For six months ended June 30, 2013, the year ended December 31, 2012, and the period from May 2, 2011 through December 31, 2011, the indirect annualized expense ratio for such expenses is 1.90%, 1.95%, and 1.86%, respectively, for the annual operating expenses, plus interest and dividends on short sales. See Note 6 of Notes to Financial Statements for a further explanation of the expense arrangements.

(7)	Includes interest expense and dividends on short positions from the Underlying Funds Trust in which the Fund invests.
(8)
Amount presented is net of waiver. For the six months ended June 30, 2013, the year ended December 31, 2012, and the period from May 2, 2011 through December 31, 2011, the ratio of expenses gross of waiver is 2.97%, 3.09%, and 2.85% respectively.

The accompanying notes are an integral part of these financial statements.

fifty-eight

hatteras alternative mutual funds trust

Notes to Financial Statements

June 30, 2013 (Unaudited) (continued)

Hatteras Alternative Mutual Funds Trust (continued)
Financial Highlights (continued)

	Class A
			Period from
			September 27,
	Six Months		2012
	Ended		through
	June 30, 2013		December 31,
Hatteras Managed Futures Strategies Fund	(Unaudited)		2012(1)
Per Share Data(2):
Net Asset Value, Beginning of Period	$9.87		$10.00
Gain (Loss) from Investment Operations:
Net investment income (loss)(3)	(0.05)		(0.10)
Net realized and unrealized gain (loss) on investments	0.24		(0.03)
Total Gain (Loss) from Investment Operations	0.19		(0.13)
Less Dividends and Distributions:
Net investment income	—		—
Net realized gains	—		—
Total Dividends and Distributions	—		—
Net Asset Value, End of Period	$10.06		$9.87
Total Return(4)	1.93%		(1.30)%
Ratios/Supplemental Data:
Net assets (000’s omitted), end of period	$20		$10
Ratio of expenses including dividends on short positions and interest expense to average net assets(5)(6)(7)(8):	3.09%		5.73%
Ratio of expenses excluding dividends on short positions and interest expense to average net assets(5)(6):	2.99%		2.90%
Ratio of net investment income (loss) including dividends on short positions and interest expense to average net assets(5):	(1.02)%		(3.85)%
Ratio of dividends on short positions and interest expense to average net assets(5)(7):	0.10%		2.83%
Portfolio turnover rate	3	%(4)	0%

(1)	The fund commenced operations on September 27, 2012.
(2)	Information presented relates to a share of capital stock outstanding for the entire period.
(3)	Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(4)	Not Annualized.
(5)	Annualized.
(6)
Includes expenses from the Underlying Funds Trust in which the Fund invests. For six months ended June 30, 2013 and the period from September 27, 2012 through December 31, 2012, the indirect annualized expense ratio for such expenses is 1.99%, and 1.81%, respectively, for the annual operating expenses, plus interest and dividends on short sales. See Note 6 of Notes to Financial Statements for a further explanation of the expense arrangements.

(7)	Includes interest expense and dividends on short positions from the Underlying Funds Trust in which the Fund invests.
(8)
Amount presented is net of waiver. For the six months ended June 30, 2013, and the period from September 27, 2012 through December 31, 2012, the ratio of expenses gross of waiver is 3.18% and 5.73% respectively.

The accompanying notes are an integral part of these financial statements.

fifty-nine

hatteras alternative mutual funds trust

Notes to Financial Statements

June 30, 2013 (Unaudited) (continued)

Hatteras Alternative Mutual Funds Trust (continued)
Financial Highlights (continued)

	Institutional Class
			Period from
			September 27,
	Six Months		2012
	Ended		through
	June 30, 2013		December 31,
Hatteras Managed Futures Strategies Fund	(Unaudited)		2012(1)
Per Share Data(2):
Net Asset Value, Beginning of Period	$9.88		$10.00
Gain (Loss) from Investment Operations:
Net investment income (loss)(3)	(0.03)		(0.09)
Net realized and unrealized gain (loss) on investments	0.25		(0.03)
Total Gain (Loss) from Investment Operations	0.22		(0.12)
Less Dividends and Distributions:
Net investment income	—		—
Net realized gains	—		—
Total Dividends and Distributions	—		—
Net Asset Value, End of Period	$10.10		$9.88
Total Return(4)	2.23%		(1.20)%
Ratios/Supplemental Data:
Net assets (000’s omitted), end of period	$395		$753
Ratio of expenses including dividends on short positions and interest expense to average net assets(5)(6)(7)(8):	2.59%		5.23%
Ratio of expenses excluding dividends on short positions and interest expense to average net assets(5)(6):	2.49%		2.40%
Ratio of net investment income (loss) including dividends on short positions and interest expense to average net assets(5):	(0.52)%		(3.35)%
Ratio of dividends on short positions and interest expense to average net assets(5)(7):	0.10%		2.83%
Portfolio turnover rate	3	%(4)	0%

(1)	The fund commenced operations on September 27, 2012.
(2)	Information presented relates to a share of capital stock outstanding for the entire period.
(3)	Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(4)	Not Annualized.
(5)	Annualized.
(6)
Includes expenses from the Underlying Funds Trust in which the Fund invests. For six months ended June 30, 2013 and the period from September 27, 2012 through December 31, 2012, the indirect annualized expense ratio for such expenses is 1.99%, and 1.81%, respectively, for the annual operating expenses, plus interest and dividends on short sales. See Note 6 of Notes to Financial Statements for a further explanation of the expense arrangements.

(7)	Includes interest expense and dividends on short positions from the Underlying Funds Trust in which the Fund invests.
(8)
Amount presented is net of waiver. For the six months ended June 30, 2013, and the period from September 27, 2012 through December 31, 2012, the ratio of expenses gross of waiver is 2.68% and 5.23% respectively.

The accompanying notes are an integral part of these financial statements.

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hatteras alternative mutual funds trust

Notes to Financial Statements

June 30, 2013 (Unaudited) (continued)

Hatteras Alternative Mutual Funds Trust (continued)
Financial Highlights (continued)

	Institutional Class
				Period from
	Six Months			May 2, 2011
	Ended		Year Ended	through
	June 30, 2013		December 31,	December 31,
Hatteras Hedged Strategies Fund	(Unaudited)		2012	2011(1)
Per Share Data(2):
Net Asset Value, Beginning of Period	$10.16		$9.85	$10.00
Gain (Loss) from Investment Operations:
Net investment income (loss)(3)	(0.01)		(0.03)	(0.02)
Net realized and unrealized gain (loss) on investments	0.34		0.34	(0.13)
Total Gain (Loss) from Investment Operations	0.33		0.31	(0.15)
Less Dividends and Distributions:
Net investment income	—		—	—
Net realized gains	—		—	—
Total Dividends and Distributions	—		—	—
Net Asset Value, End of Period	$10.49		$10.16	$9.85
Total Return	3.25	%(4)	3.15%	(1.50	)%(4)
Ratios/Supplemental Data:
Net assets (000’s omitted), end of period	$191,075		$140,304	$36,961
Ratio of expenses including dividends on short positions and interest expense to average net assets(6)(7)(8):	3.01	%(5)	3.18%	2.97	%(5)
Ratio of expenses excluding dividends on short positions and interest expense to average net assets(6):	2.25	%(5)	2.25%	2.21	%(5)
Ratio of net investment income (loss) including dividends on short positions and interest expense to average net assets:	(0.26	)%(5)	(0.29)%	(0.29	)%(5)
Ratio of dividends on short positions and interest expense to average net assets(7):	0.76	%(5)	0.93%	0.76	%(5)
Portfolio turnover rate	29	%(4)	16%	8%

(1)	The fund commenced operations on May 2, 2011.
(2)	Information presented relates to a share of capital stock outstanding for the entire period.
(3)	Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(4)	Not Annualized.
(5)	Annualized.
(6)
Includes expenses from the Underlying Funds Trust in which the Fund invests. For six months ended June 30, 2013, the year ended December 31, 2012, and the period from May 2, 2011 through December 31, 2011, the indirect annualized expense ratio for such expenses is 1.99%, 1.96%, and 1.92%, respectively, for the annual operating expenses, plus interest and dividends on short sales. See Note 6 of Notes to Financial Statements for a further explanation of the expense arrangements.

(7)	Includes interest expense and dividends on short positions from the Underlying Funds Trust in which the Fund invests.
(8)
Amount presented is net of waiver. For the six months ended June 30, 2013, the year ended December 31, 2012, and the period from May 2, 2011 through December 31, 2011, the ratio of expenses gross of waiver is 3.10%, 3.24%, and 3.00% respectively.

The accompanying notes are an integral part of these financial statements.

sixty-one

hatteras alternative mutual funds trust

Expense Example

June 30, 2013 (Unaudited)

As a shareholder of the Hatteras Alpha Hedged Strategies Fund, Hatteras Long/Short Equity Fund, Hatteras Long/Short Debt Fund, Hatteras Managed Futures Strategies Fund, or Hatteras Hedged Strategies Fund (each a “Fund” and collectively “the Funds”), you incur two types of costs: (1) transaction costs, including sales charges and deferred sales charges (loads) on redemptions of shares held less than one year for Class C shares; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (1/1/2013 – 6/30/2013).

Actual Expenses
The first line of the tables below provides information about actual account values and actual expenses. Also, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Funds invest in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds. Actual expenses of the underlying funds are expected to vary among the various underlying funds. The example below includes, but is not limited to, management fees, shareholder servicing fees, distribution fees, operating services fees and interest expense. However, the example below does not include portfolio trading commissions, related expenses and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other sixty-two

hatteras alternative mutual funds trust

Expense Example

June 30, 2013 (Unaudited) (continued)

funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Hatteras Alpha Hedged Strategies Fund
Based on Actual Total Return1
	Total Return	Beginning	Ending	Annualized	Expenses
	Without Sales	Account	Account	Expense	Paid During
	Charge2	Value	Value	Ratio	The Period3
No Load Class
Actual4	3.12%	$1,000.00	$1,031.20	4.67%	$23.52
Hypothetical (5% return before expenses)5	2.48%	1,000.00	1,001.64	4.67%	23.18

Class A
Actual6	3.21%	1,000.00	1,032.10	4.67%	23.53
Hypothetical (5% return before expenses)7	2.48%	1,000.00	1,001.64	4.67%	25.19

Class C
Actual8	2.82%	1,000.00	1,028.20	5.42%	27.26
Hypothetical (5% return before expenses)9	2.48%	1,000.00	997.92	5.42%	26.85

Institutional Shares
Actual10	3.73%	1,000.00	1,037.30	3.67%	18.54
Hypothetical (5% return before expenses)11	2.48%	1,000.00	1,006.60	3.67%	18.26

sixty-three

hatteras alternative mutual funds trust

Expense Example

June 30, 2013 (Unaudited) (continued)

Hatteras Long/Short Equity Fund
Based on Actual Total Return1
	Total Return	Beginning	Ending	Annualized	Expenses
	Without Sales	Account	Account	Expense	Paid During
	Charge2	Value	Value	Ratio	The Period3
Class A
Actual12	5.03%	$1,000.00	$1,050.30	3.98%	$20.23
Hypothetical (5% return before expenses)13	2.48%	1,000.00	1,005.06	3.98%	19.79

Institutional Shares
Actual14	5.19%	1,000.00	1,051.90	3.48%	17.70
Hypothetical (5% return before expenses)15	2.48%	1,000.00	1,007.54	3.48%	17.32

Hatteras Long/Short Debt Fund
Based on Actual Total Return1
	Total Return	Beginning	Ending	Annualized	Expenses
	Without Sales	Account	Account	Expense	Paid During
	Charge2	Value	Value	Ratio	The Period3
Class A
Actual16	1.47%	$1,000.00	$1,014.70	3.47%	$17.33
Hypothetical (5% return before expenses)17	2.48%	1,000.00	1,007.59	3.47%	17.27

Institutional Shares
Actual18	1.74%	1,000.00	1,017.40	2.97%	14.86
Hypothetical (5% return before expenses)19	2.48%	1,000.00	1,010.07	2.97%	14.80

sixty-four

hatteras alternative mutual funds trust

Expense Example

June 30, 2013 (Unaudited) (continued)

Hatteras Managed Futures Strategies Fund
Based on Actual Total Return1
	Total Return	Beginning	Ending	Annualized	Expenses
	Without Sales	Account	Account	Expense	Paid During
	Charge2	Value	Value	Ratio	The Period3
Class A
Actual20	1.93%	$1,000.00	$1,019.30	3.09%	$15.47
Hypothetical (5% return before expenses)21	2.48%	1,000.00	1,009.47	3.09%	15.40

Institutional Shares
Actual22	2.23%	1,000.00	1,022.30	2.59%	12.99
Hypothetical (5% return before expenses)23	2.48%	1,000.00	1,000.00	2.59%	12.84

Hatteras Hedged Strategies Fund
Based on Actual Total Return1
	Total Return	Beginning	Ending	Annualized	Expenses
	Without Sales	Account	Account	Expense	Paid During
	Charge2	Value	Value	Ratio	The Period3
Institutional Shares
Actual24	3.25%	$1,000.00	$1,032.50	3.01%	$15.17
Hypothetical (5% return before expenses)25	2.48%	1,000.00	1,009.87	3.01%	15.00

1	For the six-months ended June 30, 2013.

2
Past performance does not guarantee future results. Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of  the applicable sales charge, exchange fees or redemption fees. Had the effect of sales charges  been reflected, expenses would have been higher and returns lower. Total return is not  annualized, as it may not be representative of the total return for the year.

3	Expenses are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

4	Excluding interest expense and dividends on short positions, your actual expenses would be $20.09.

5	Excluding interest expense and dividends on short positions, your hypothetical expenses in the Portfolio would be $19.84.

6	Excluding interest expense and dividends on short positions, your actual expenses would be $20.10.

sixty-five

hatteras alternative mutual funds trust

Expense Example

June 30, 2013 (Unaudited) (continued)

7	Excluding interest expense and dividends on short positions, your hypothetical expenses in the Portfolio would be $19.84.

8	Excluding interest expense and dividends on short positions, your actual expenses would be $23.84.

9	Excluding interest expense and dividends on short positions, your hypothetical expenses in the Portfolio would be $23.52.

10	Excluding interest expense and dividends on short positions, your actual expenses would be $15.10.

11	Excluding interest expense and dividends on short positions, your hypothetical expenses in the Portfolio would be $14.90.

12	Excluding interest expense and dividends on short positions, your actual expenses would be $15.20.

13	Excluding interest expense and dividends on short positions, your hypothetical expenses in the Portfolio would be $14.90.

14	Excluding interest expense and dividends on short positions, your actual expenses would be $12.67.

15	Excluding interest expense and dividends on short positions, your hypothetical expenses in the Portfolio would be $12.42.

16	Excluding interest expense and dividends on short positions, your actual expenses would be $14.94.

17	Excluding interest expense and dividends on short positions, your hypothetical expenses in the Portfolio would be $14.90.

18	Excluding interest expense and dividends on short positions, your actual expenses would be $12.46.

19	Excluding interest expense and dividends on short positions, your hypothetical expenses in the Portfolio would be $12.42.

20	Excluding interest expense and dividends on short positions, your actual expenses would be $14.97.

21	Excluding interest expense and dividends on short positions, your hypothetical expenses in the Portfolio would be $14.90.

22	Excluding interest expense and dividends on short positions, your actual expenses would be $12.49.

23	Excluding interest expense and dividends on short positions, your hypothetical expenses in the Portfolio would be $12.35.

24	Excluding interest expense and dividends on short positions, your actual expenses would be $11.34.

25	Excluding interest expense and dividends on short positions, your hypothetical expenses in the Portfolio would be $11.23.

sixty-six

Investment Advisor
Hatteras Alternative Mutual Funds, LLC
8540 Colonnade Center Drive, Suite 401
Raleigh, NC 27615

Distributor
Hatteras Capital Distributors, LLC
8540 Colonnade Center Drive, Suite 401
Raleigh, NC 27615

Administrator and Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

Custodian
Custodial Trust Company
101 Carnegie Center
Princeton, NJ 08540
and
U.S. Bank, N.A.
1555 North River Center Drive
Milwaukee, WI 53212

Legal Counsel
Blank Rome LLP
405 Lexington Avenue
New York, NY 10174

Independent Registered Public Accounting Firm
KPMG LLP
7 77 East Wisconsin Avenue, Suite 1500
Milwaukee, WI 53202

Toll Free Telephone Number:
1-877-569-2382

The Fund’s Statement of Additional Information contains additional information about the Funds’ Trustees and is available without charge upon request by calling 1-877-569-2382

The Funds’ Proxy Voting Policies and Procedures are available without charge upon request by calling 1-877-569-2382, on the Funds’ website, www.hatterasfunds.com, or on the SEC’s website, at www.sec.gov. Information regarding how each Fund voted proxies relating to portfolio securities during the twelve months ending June 30, 2012 is available without charge upon request by calling 1-877-569-2382; or on the SEC’s website, at www.sec.gov.

The Trust files a Form N-Q with the Securities and Exchange Commission (the “SEC’’) no more than sixty days after the Trust’s first and third fiscal quarters. For the Trust, this would be for the fiscal quarters ending March 31 and September 30. Form N-Q includes a complete schedule of the Trust’s portfolio holdings as of the end of those fiscal quarters. The Trust’s N-Q filings can be found free of charge on the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 800-SEC-0330 for information on the operation of the Public Reference Room).

This report must be accompanied or preceded by the Funds’ current prospectus.

HATTERASFUNDS.COM / T: 919.846.2324 / F: 919.846.3433 8540 COLONNADE CENTER DRIVE / SUITE 401 / RALEIGH, NC 27615-3052

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Hatteras Alternative Mutual Funds  Trust

By (Signature and Title) /s/ David B. Perkins
                                                 David B. Perkins, Chief Executive Officer

Date  September 6, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ David B. Perkins
                                                 David B. Perkins, Chief Executive Officer

Date  September 6, 2013

By (Signature and Title) /s/ Lance Baker
                                                 Lance Baker, Chief Financial Officer and Treasurer

Date  September 5, 2013